UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01136

SECURITY EQUITY FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS	66636-0001
(Address of principal executive offices)	(Zip code)

MICHAEL G. ODLUM, PRESIDENT

SECURITY EQUITY FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

Security Equity Fund

Security Large Cap Value Fund

Security Mid Cap Growth Fund

March 31, 2007

Semi-Annual Report

(unaudited)

Chairman’s Letter

May 16, 2007

Mike Odlum

Chairman of the Board

To Our Shareholders:

The performance of selected major indexes in each quarter and for the six-month period is shown in the table below.

	Return %
Index	4th Qtr 2006	1st Qtr 2007	Six Months 9/30/06- 3/31/07
S&P 500	6.70	.64	7.38
Russell 1000	6.95	1.21	8.24
Russell 2500	8.70	3.55	12.56
Russell 2000	8.90	1.95	11.02
MSCI EAFE ($US)	10.35	4.08	14.85
Lehman Aggregate Bond	1.24	1.50	2.75
Lehman High Yield	4.20	2.64	6.95

While the markets provided positive returns on average in each quarter, most of that was concentrated in the 4th quarter of 2006. This was a period when investors were generally positive about the state of the economy, and corporate earnings along with consumer spending were showing continued strength. In addition, merger and acquisition activity was generating headlines, which helped to keep investors thinking positively about the markets. In the 1st quarter of 2007 events were quite different as the market weathered news about the housing market as well as increased volatility triggered by events in the Asian markets. The fact that the stock market rebounded to end the quarter with positive returns is remarkable and an indication that fundamentals such as corporate earnings growth and benign inflation continued to be strong drivers.

Overall during the period, the highest returns came from international equities. On the domestic side, mid and small cap stocks outperformed their large cap brethren representing a mini resurgence of a trend that had persisted for much of the first half of this decade.

Interest rates on U.S. Treasury securities with both short-term and long-term maturities during the period are summarized below.

	% Rates
U.S. Treasury Maturity	9/30/06	12/31/05	3/31/07
3 Month	4.89	5.02	5.04
5 Year	4.59	4.70	4.54
10 Year	4.64	4.71	4.65
20 Year	4.84	4.91	4.92

Interest rates overall were fairly steady in both the 4th quarter of 2006 and the 1st quarter of 2007. The Federal Reserve was in a watch and wait mode with the key factors being the growth in the economy and inflationary trends. As economic growth moderates over the next few quarters, and absent any spike in inflation, the market would expect the next Federal Reserve move to be one of easing, or lowering short term rates. Short term rates more traditionally tend to be lower than long term rates; so the current flat yield curve is not the norm. Over the past several quarters, with low inflation and an economy growing faster than the level of short term rates, this has not been an issue. However, if economic growth begins to dip below the short term rates, the rate level becomes more of a burden, and the Fed may be more likely to lower them later in 2007.

Regardless of what the future may bring, investors always need to be cognizant of the need to maintain a diversified portfolio strategy that is designed to meet their objectives over the long run. One of the key purposes of the Security Funds is to provide professionally managed investment portfolios that give shareholders the benefits of diversification as well as to seek investment returns that help meet their goals over the long run. We appreciate your continued investment in the Funds and as always welcome any comments or questions you may have.

With this my first written shareholder communication for the Security Funds since recently assuming the role of Chairman, I would like to acknowledge the enormous contribution made by the outgoing Chairman, John Cleland. John has played a pivotal role in close to 40 years of service to the Security and SBL Funds in various roles including Portfolio Manager, long-time Director and in recent years the Chairman of the Board of the Security Funds. The entire Board I think put it best,

“…we have been privileged in our friendship and association with John Cleland and have benefited from his guidance, experience, sense of history and investing savvy, all of which have favorably affected the Security Funds… the Directors of the Security Funds, and his many friends throughout Security Management, wish him the best in the years ahead.”

Sincerely,

Michael G. Odlum

Chairman, The Security Funds

Security Equity Fund

Alpha Opportunity Series

Adviser,

Security Management Company, LLC

and

Subadviser,

Mainstream Investment Advisers

Security Equity Fund
Performance Summary	Alpha Opportunity Series
March 31, 2007	(unaudited)

PERFORMANCE

Security Alpha Opportunity Series vs. S&P 500 Index

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Alpha Opportunity Series on July 7, 2003 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 3-31-07	1 Year	Since Inception
A Shares	6.90%	14.73% (7-07-03)
A Shares with sales charge	0.74%	12.92% (7-07-03)
B Shares	6.07%	13.87% (7-07-03)
B Shares with CDSC	1.30%	13.30% (7-07-03)
C Shares	6.07%	13.87% (7-07-03)
C Shares with CDSC	5.12%	13.87% (7-07-03)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

Portfolio Composition by Sector as of 3-31-07*

Consumer Discretionary	(0.57)%
Consumer Staples	0.39
Energy	2.22
Financials	0.14
Health Care	(0.24)
Industrials	14.04
Information Technology	2.18
Materials	15.89
Telecommunication Services	0.90
Exchange Traded Funds	4.31
U.S. Government Sponsored Agencies	40.25
Cash & other assets, less liabilities	20.49
Total net assets	100.00%

*	Securities sold short are netted with long positions in common stocks in the appropriate sectors.

The accompanying notes are an integral part of the financial statements.

4

Security Equity Fund
Performance Summary	Alpha Opportunity Series
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses During Period[2]
Alpha Opportunity
Series - Class A
Actual	$1,000.00	$1,115.30	$13.55
Hypothetical	1,000.00	1,012.12	12.89

Alpha Opportunity
Series - Class B
Actual	1,000.00	1,111.60	17.48
Hypothetical	1,000.00	1,008.38	16.62

Alpha Opportunity
Series - Class C
Actual	1,000.00	1,111.60	17.48
Hypothetical	1,000.00	1,008.38	16.62

[1]

The actual ending account value is based on the actual total return of the Series for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 11.53%, 11.16% and 11.16%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (2.57%, 3.32% and 3.32% for Class A, B and C shares, respectively), net of any applicable fee waivers or custodian earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—41.4%
Aerospace & Defense—0.4%
Hexcel Corporation *	6,800	$134,980

Agricultural Products—0.0%
Cresud S.A. ADR	600	12,318

Airlines—0.1%
Alaska Air Group, Inc. *	900	34,290

Alternative Carriers—0.9%
Level 3 Communications, Inc. *	49,800	303,780

Aluminum—1.4%
Alcoa, Inc.	1,600	54,240
Aluminum Corporation of China, Ltd. ADR	8,500	220,915
Century Aluminum Company *	3,900	182,832

		457,987

Commodity Chemicals—1.2%
Lyondell Chemical Company (1)	13,200	395,604

Construction & Engineering—4.5%
Chicago Bridge & Iron Company N.V.	11,400	350,550
EMCOR Group, Inc. *	3,800	224,124
Fluor Corporation	1,100	98,692
Foster Wheeler, Ltd. *	6,200	362,018
Granite Construction, Inc.	2,400	132,624
KBR, Inc. *	8,700	177,045
Perini Corporation *	3,100	114,266
Quanta Services, Inc. *	2,700	68,094

		1,527,413

Construction & Farm Machinery & Heavy Trucks—2.7%
AGCO Corporation *	4,600	170,062
ASV, Inc. *	1,000	15,260
Bucyrus International, Inc. (1)	9,200	473,800
CNH Global N.V.	2,200	82,038
Lindsay Corporation	3,500	111,265
Wabash National Corporation	3,300	50,886

		903,311

Data Processing & Outsourced Services—1.2%
Electronic Data Systems Corporation (1)	14,300	395,824

Diversified Commercial & Professional Services—0.8%
Pike Electric Corporation *	5,200	94,016
Ritchie Bros Auctioneers, Inc.	3,100	181,412

		275,428

Diversified Metals & Mining—1.4%
AMCOL International Corporation	2,200	65,230
Anglo American plc ADR	1,900	50,198
Mechel ADR	3,600	119,700
Peru Copper, Inc. *	15,300	63,036
Titanium Metals Corporation *	5,000	179,400

		477,564

Electrical Components & Equipment—0.9%
American Superconductor Corporation *	600	8,082
General Cable Corporation *	2,700	144,261
GrafTech International, Ltd. *	200	1,816
Lamson & Sessions Company *	5,300	147,287

		301,446

Electronic Equipment Manufacturers—0.1%
OYO Geospace Corporation *	300	21,276

Exchange Traded Funds—4.3%
CurrencyShares Japanese Yen Trust *	1,600	135,776
iShares Lehman 20+ Year Treasury Bond Fund	2,100	185,535
iShares Silver Trust *	2,600	347,100
Streettracks Gold Trust * (1)	11,900	782,544

		1,450,955

Fertilizers & Agricultural Chemicals—4.4%
Agrium, Inc.	2,200	84,326
CF Industries Holdings, Inc.	1,600	61,680
Monsanto Company	3,000	164,880
Mosaic Company *	2,200	58,652
Potash Corporation of Saskatchewan, Inc. (1)	5,800	927,594
Sociedad Quimica y Minera de Chile S.A. ADR	1,300	189,800

		1,486,932

Gold—0.4%
Randgold Resources, Ltd. ADR	6,100	145,851

Industrial Conglomerates—0.5%
McDermott International, Inc. *	3,500	171,430

Industrial Machinery—3.1%
SPX Corporation (1)	7,100	498,420
Valmont Industries, Inc. (1)	9,500	549,385

		1,047,805

Oil & Gas Equipment & Services—0.5%
Input/Output, Inc. *	2,100	28,938
Lone Star Technologies, Inc. *	500	33,015
Willbros Group, Inc. *	5,300	119,462

		181,415

Oil & Gas Exploration & Production—1.7%
Apache Corporation	3,900	275,730

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Oil & Gas Exploration & Production (continued)
Norsk Hydro ASA ADR	6,400	$210,048
Quicksilver Resources, Inc. *	2,000	79,540

		565,318

Packaged Foods & Meats—0.4%
Perdigao S.A. ADR	1,100	29,205
Pilgrim’s Pride Corporation	1,100	36,509
Smithfield Foods, Inc. *	1,100	32,945
Tyson Foods, Inc.	1,100	21,351

		120,010

Paper Products—0.9%
Abitibi-Consolidated, Inc.	33,300	93,906
Bowater, Inc.	8,000	190,560

		284,466

Personal Products—0.2%
Estee Lauder Companies, Inc.	1,100	53,735

Real Estate Management & Development—1.1%
Brookfield Asset Management, Inc. (1)	7,100	371,046

Semiconductor Equipment—0.4%
Asyst Technologies, Inc. *	2,500	17,575
Formfactor, Inc. *	2,500	111,875

		129,450

Semiconductors—0.6%
Analog Devices, Inc.	1,500	51,735
Intersil Corporation	4,400	116,556
ON Semiconductor Corporation *	2,000	17,840

		186,131

Steel—6.3%
AK Steel Holding Corporation *	10,600	247,934
Allegheny Technologies, Inc.	1,400	149,366
Cia Vale do Rio Doce ADR	9,600	355,104
Friedman Industries, Inc.	1,000	9,240
Gibraltar Industries, Inc.	7,300	165,126
Olympic Steel, Inc.	5,800	179,742
Quanex Corporation	3,800	160,930
Schnitzer Steel Industries, Inc.	7,600	305,292
Steel Technologies, Inc.	7,900	233,682
Worthington Industries, Inc.	15,800	325,164

		2,131,580

Trading Companies & Distributors—0.8%
UAP Holding Corporation	9,500	245,575
United Rentals, Inc. *	1,300	35,750

		281,325

Trucking—0.2%
J.B. Hunt Transport Services, Inc.	3,100	81,344

TOTAL COMMON STOCK (Cost $13,781,707)		$13,930,014

	Principal Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES—40.3%
Federal Farm Credit Discount Note
5.03% - 2007 (1)	$600,000	$592,211
5.103% - 2007 (1)	1,175,000	1,170,312

Federal Home Loan Bank
5.107% - 2007 (1)	700,000	692,150
5.12% - 2007 (1)	425,000	422,764
5.135% - 2007 (1)	450,000	447,112
5.15% - 2007 (1)	450,000	446,736
5.17% - 2007 (1)	250,000	249,180
5.17% - 2007 (1)	1,100,000	1,097,492

Federal Home Loan Mortgage Corporation
5.11% - 2007 (1)	383,000	379,738
5.124% - 2007 (1)	1,150,000	1,147,706
5.12% - 2007 (1)	275,000	272,770
5.135% - 2007 (2)	750,000	750,000
5.135% - 2007 (1)	725,000	724,277

Federal National Mortgage Association
5.09% - 2007 (1)	200,000	196,782
5.13% - 2007 (1)	1,500,000	1,498,077
5.125% - 2007 (2)	1,050,000	1,045,520
5.135% - 2007 (2)	750,000	749,786
5.137% - 2007 (1)	300,000	299,017
5.14% - 2007 (2)	1,100,000	1,093,116
5.135% - 2007 (1)	270,000	267,509

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$13,542,255
(Cost $13,540,394)

Total Investments (Security Equity Fund—Alpha Opportunity Series)		$27,472,269
(Cost $27,322,101)—81.7%
Other Assets in Excess of Liabilities—18.3%		6,171,191

TOTAL NET ASSETS—100.0%		$33,643,460

Schedule of Securities Sold Short

March 31, 2007

Security Equity Fund - Alpha Opportunity Series

	Shares	Value
COMMON STOCK—(2.1)%

Apparel Retail—(0.1)%
HOT Topic, Inc. *	(3,900)	$(43,290)

Biotechnology—(0.2)%
Genentech, Inc. *	(1,000)	(82,120)

Diversified Chemicals—(0.1)%
Ashland, Inc.	(500)	(32,800)

General Merchandise Stores—(0.2)%
Family Dollar Stores, Inc.	(2,900)	(85,898)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Alpha Opportunity Series
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)

Human Resource & Employment Services—(0.1)%
Administaff, Inc.	(1,000)	$(35,200)

Hypermarkets & Super Centers—(0.1)%
Wal-Mart Stores, Inc.	(500)	(23,475)

Other Diversified Financial Services—(0.6)%
Bank of America Corporation	(3,900)	(198,978)

Regional Banks—(0.3)%
BB&T Corporation	(500)	(20,510)
PNC Financial Services Group, Inc.	(1,000)	(71,970)

		(92,480)

Reinsurance—(0.1)%
Montpelier Re Holdings, Ltd.	(1,900)	(32,946)

Restaurants—(0.2)%
Brinker International, Inc.	(1,900)	(62,130)

Tobacco—(0.1)%
Reynolds American, Inc.	(500)	(31,205)

TOTAL COMMON STOCK		$(720,522)
(Proceeds $719,069)

Total Securities Sold Short (Security Equity Fund—Alpha Opportunity Series) (Proceeds $719,069)		$(720,522)

Footnotes

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $27,487,503.

*	- Non-income producing security
1	- Security is segregated as collateral for open futures contracts.
2	- Security is segregated as collateral for snort positions.

Glossary:

ADR	- American Depositary Receipt
plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Alpha Opportunity Series
(unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$27,472,269
Cash	5,282,703
Receivables:
Fund shares sold	57,986
Securities sold	3,646,384
Dividends	10,304
Prepaid expenses	29,073

Total assets	36,498,719

Liabilities:
Common stock sold short, at value[2]	720,522
Payable for:
Securities purchased	2,035,741
Fund shares redeemed	4,043
Variation margin	2,925
Dividends on short sales	143
Management fees	55,274
Custodian fees	2,289
Transfer agent/maintenance fees	2,083
Administration fees	5,196
Professional fees	9,580
12b-1 distribution plan fees	13,957
Directors’ fees	48
Other	3,458

Total liabilities	2,855,259

Net Assets	$33,643,460

Net assets consist of:
Paid in capital	$31,650,046
Accumulated net investment loss	(14,477)
Undistributed net realized gain on sale of investments, securities sold short and futures	1,547,853
Net unrealized appreciation in value of investments, securities sold short and futures	460,038

Net assets	$33,643,460

Class A:
Capital shares outstanding (unlimited number of shares authorized)	1,801,276
Net assets	$22,204,940
Net asset value and redemption price per share	$12.33

Maximum offering price per share (net asset value divided by 94.25%)	$13.08

Class B:
Capital shares outstanding (unlimited number of shares authorized)	469,929
Net assets	$5,601,674
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.92

Class C:
Capital shares outstanding (unlimited number of shares authorized)	489,612
Net assets	$5,836,846
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$11.92

[1] Investments, at cost	$27,322,101
[2] Common stock sold short, at proceeds	719,069

Statement of Operations

For the Six Months Ended March 31, 2007

Investment Income:
Dividends (net of foreign witholding tax $ 166)	$72,526
Interest	375,550

Total investment income	448,076

Expenses:
Management fees	303,916
Custodian fees	31,631
Transfer agent/maintenance fees	16,386
Administration fees	26,749
Directors’ fees	693
Professional fees	3,688
Reports to shareholders	2,317
Registration fees	15,337
Other expenses	1,474
Dividends on short sales	8,052
12b-1 distribution plan fees—Class A	27,016
12b-1 distribution plan fees—Class B	26,060
12b-1 distribution plan fees—Class C	29,534

Total expenses	492,853
Less: Earnings credits	(30,403)

Net expenses	462,450

Net investment loss	(14,374)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	2,739,868
Securities sold short	(388,635)
Futures	485,608

Net realized gain	2,836,841

Net unrealized appreciation during the period on:
Investments	486,380
Securities sold short	92,556
Futures	127,718

Net unrealized appreciation	706,654

Net realized and unrealized gain	3,543,495

Net increase in net assets resulting from operations	$3,529,121

The accompanying notes are an integral part of the financial statements.

9

Security Equity Fund
Statement of Changes in Net Assets	Alpha Opportunity Series

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(14,374)	$(212,445)
Net realized gain during the period on investments, securities sold short and futures	2,836,841	2,290,275
Net unrealized appreciation during the period on investments, securities sold short and futures	706,654	(514,291)

Net increase in net assets resulting from operations	3,529,121	1,563,539

Distributions to shareholders from:
Net realized gain
Class A	(2,136,563)	(1,193,077)
Class B	(523,992)	(346,675)
Class C	(617,311)	(438,798)

Total distributions to shareholders	(3,277,866)	(1,978,550)

Capital share transactions:
Proceeds from sale of shares
Class A	3,811,977	7,974,133
Class B	813,745	988,390
Class C	485,780	1,340,669
Distributions reinvested
Class A	2,077,296	1,170,685
Class B	522,694	343,297
Class C	556,963	380,745
Cost of shares redeemed
Class A	(4,506,403)	(2,922,942)
Class B	(605,371)	(512,280)
Class C	(781,290)	(3,871,410)

Net increase from capital share transactions	2,375,391	4,891,287

Net increase in net assets	2,626,646	4,476,276

Net assets:
Beginning of period	31,016,814	26,540,538

End of period	$33,643,460	$31,016,814

Accumulated net investment loss at end of period	$(14,477)	$(103)

Capital Share Activity:
Shares sold
Class A	311,700	641,932
Class B	68,346	81,728
Class C	40,000	110,434
Shares reinvested
Class A	174,124	99,888
Class B	45,216	29,904
Class C	48,180	33,166
Shares redeemed
Class A	(369,173)	(239,609)
Class B	(50,851)	(42,378)
Class C	(67,049)	(318,091)

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Series

Class A	Six Months Ended March 31, 2007[g]	2006	2005	2004	Year Ended, September 30, 2003[e]
Per Share Data
Net asset value, beginning of period	$12.23	$12.37	$11.79	$10.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)[c]	0.01	(0.06)	(0.10)	(0.16)	(0.03)
Net gain on securities (realized and unrealized)	1.36	0.93	1.50	2.33	0.24

Total from investment operations	1.37	0.87	1.40	2.17	0.21

Less distributions:
Distributions from realized gains	(1.27)	(1.01)	(0.82)	(0.59)	—

Total distributions	(1.27)	(1.01)	(0.82)	(0.59)	—

Net asset value, end of period	$12.33	$12.23	$12.37	$11.79	$10.21

Total Return[a]	11.53%	7.39%	12.26%	21.68%	2.10%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$22,205	$20,595	$14,622	$6,556	$2,935

Ratios to average net assets:
Net investment income (loss)	0.17%	(0.50)%	(0.83)%	(1.48)%	(1.35)%
Total expenses[b]	2.76%	3.20%	2.94%	3.57%	3.25%
Net expenses[d]	2.57%	3.01%	2.86%	2.78%	2.75%
Expenses prior to custodian earnings credits and net of expense waivers	2.76%	3.10%	2.86%	2.79%	2.75%
Net expenses prior to performance fee adjustment[f]	2.71%	2.82%	2.78%	2.78%	2.75%

Portfolio turnover rate	1,599%	1,302%	1,502%	1,175%	867%

Class B	Six Months Ended March 31, 2007[g]	2006	2005	2004	Year Ended, September 30, 2003[e]
Per Share Data
Net asset value, beginning of period	$11.90	$12.15	$11.68	$10.20	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.15)	(0.18)	(0.25)	(0.05)
Net gain on securities (realized and unrealized)	1.32	0.91	1.47	2.32	0.25

Total from investment operations	1.29	0.76	1.29	2.07	0.20

Less distributions:
Distributions from realized gains	(1.27)	(1.01)	(0.82)	(0.59)	—

Total distributions	(1.27)	(1.01)	(0.82)	(0.59)	—

Net asset value, end of period	$11.92	$11.90	$12.15	$11.68	$10.20

Total Return[a]	11.16%	6.56%	11.39%	20.68%	2.00%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$5,602	$4,846	$4,106	$2,324	$1,731

Ratios to average net assets:
Net investment loss	(0.58)%	(1.24)%	(1.60)%	(2.25)%	(2.11)%
Total expenses[b]	3.50%	3.95%	3.69%	4.29%	4.01%
Net expenses[d]	3.32%	3.76%	3.61%	3.53%	3.50%
Expenses prior to custodian earnings credits and net of expense waivers	3.50%	3.85%	3.61%	3.53%	3.50%
Net expenses prior to performance fee adjustment[f]	3.46%	3.57%	3.53%	3.53%	3.50%

Portfolio turnover rate	1,599%	1,302%	1,502%	1,175%	867%

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Alpha Opportunity Series

Class C	Six Months Ended March 31, 2007[g]	2006	2005	2004	Year Ended, September 30, 2003[e]
Per Share Data
Net asset value, beginning of period	$11.90	$12.15	$11.68	$10.20	$10.00

Income (loss) from investment operations:
Net investment loss[c]	(0.03)	(0.15)	(0.18)	(0.25)	(0.05)
Net gain on securities (realized and unrealized)	1.32	0.91	1.47	2.32	0.25

Total from investment operations	1.29	0.76	1.29	2.07	0.20

Less distributions:
Distributions from realized gains	(1.27)	(1.01)	(0.82)	(0.59)	—

Total distributions	(1.27)	(1.01)	(0.82)	(0.59)	—

Net asset value, end of period	$11.92	$11.90	$12.15	$11.68	$10.20

Total Return[a]	11.16%	6.56%	11.39%	20.68%	2.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,837	$5,576	$7,813	$3,143	$1,723

Ratios to average net assets:
Net investment loss	(0.58)%	(1.18)%	(1.58%)	(2.24)%	(2.11)%
Total expenses[b]	3.51%	3.95%	3.68%	4.30%	4.01%
Net expenses[d]	3.32%	3.75%	3.61%	3.53%	3.50%
Expenses prior to custodian earnings credits and net of expense waivers	3.51%	3.83%	3.61%	3.53%	3.50%
Net expenses prior to performance fee adjustment[f]	3.46%	3.57%	3.53%	3.53%	3.50%

Portfolio turnover rate	1,599%	1,302%	1,502%	1,175%	867%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[e]	Security Alpha Opportunity Series was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.
[f]	Net expenses prior to performance fee adjustment reflect ratios after voluntary expense waivers, reimbursements, custodian earnings credits, and before performance fee adjustments, as applicable.
[g]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

12

Security Equity Fund

Equity Series

Adviser,

Security Management Company, LLC

Security Equity Fund
Performance Summary	Equity Series
March 31, 2007	(unaudited)

PERFORMANCE

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Equity Series on March 31, 1997, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	10 Years or Since Inception
A Shares	6.11%	2.63%	4.70%
A Shares with sales charge	0.07%	1.42%	4.08%
B Shares	5.40%	1.85%	3.90%
B Shares with CDSC	0.70%	1.52%	3.90%
C Shares	5.41%	1.84%	(1.42)%
			(1-29-99)
C Shares with CDSC	4.47%	1.84%	(1.42)%
			(1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	9.69%
Consumer Staples	8.56
Energy	11.65
Financials	21.71
Health Care	15.58
Industrials	16.28
Information Technology	11.76
Materials	1.27
Telecommunication Services	2.31
Asset Backed Commerical Paper	0.94
Commercial Paper	0.25
Repurchase Agreement	0.07
Liabilities in excess of other assets	(0.07)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

14

Security Equity Fund
Performance Summary	Equity Series
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses Paid During Period[2]
Equity Series—Class A
Actual	$1,000.00	$1,053.30	$6.81
Hypothetical	1,000.00	1,018.30	6.69
Equity Series—Class B
Actual	1,000.00	1,048.80	10.62
Hypothetical	1,000.00	1,014.56	10.45
Equity Series—Class C
Actual	1,000.00	1,049.20	10.63
Hypothetical	1,000.00	1,014.56	10.45

[1]

The actual ending account value is based on the actual total return of the Series for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 5.33%, 4.88% and 4.92%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.33%, 2.08% and 2.08% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Equity Series
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—98.8%
Aerospace & Defense—4.3%
General Dynamics Corporation	173,800	$13,278,320
L-3 Communications Holdings, Inc.	42,000	3,673,740

		16,952,060

Air Freight & Logistics—2.9%
FedEx Corporation	107,700	11,570,211

Biotechnology—1.8%
Amgen, Inc. *	127,700	7,135,876

Broadcasting & Cable TV—1.2%
CBS Corporation (CI.B)	158,100	4,836,279

Coal & Consumable Fuels—1.6%
Evergreen Energy, Inc. *	979,800	6,437,286

Communications Equipment—1.9%
ADC Telecommunications, Inc. *	447,757	7,495,452

Construction & Engineering—1.5%
Shaw Group, Inc. *	184,800	5,778,696

Consumer Finance—8.1%
American Express Company	193,850	10,933,140
Capital One Financial Corporation	112,500	8,489,250
First Marblehead Corporation	278,850	12,517,576

		31,939,966

Data Processing & Outsourced Services—4.0%
First Data Corporation	208,100	5,597,890
Western Union Company	456,400	10,017,980

		15,615,870

Drug Retail—2.3%
CVS Corporation	264,200	9,019,788

Health Care Equipment—1.8%
Hospira, Inc. *	175,700	7,186,130

Health Care Services—3.7%
Medco Health Solutions, Inc. *	198,550	14,400,832

Home Improvement Retail—3.9%
Home Depot, Inc.	421,700	15,493,258

Hotels, Resorts & Cruise Lines—1.9%
Carnival Corporation	158,800	7,441,368

Hypermarkets & Super Centers—6.3%
Costco Wholesale Corporation	226,300	12,183,992
Wal-Mart Stores, Inc.	267,000	12,535,650

		24,719,642

Industrial Conglomerates—7.6%
General Electric Company	491,400	17,375,904
Tyco International, Ltd.	394,300	12,440,165

		29,816,069

Industrial Gases—1.3%
Praxair, Inc.	79,500	5,005,320

Integrated Oil & Gas—7.1%
Chevron Corporation	128,500	9,503,860
ConocoPhillips	8,500	580,975
Exxon Mobil Corporation	229,700	17,330,865
Sasol, Ltd. ADR	15,600	515,580

		27,931,280

IT Consulting & Other Services—2.3%
Unisys Corporation *	1,088,000	9,171,840

Managed Health Care—5.4%
UnitedHealth Group, Inc.	162,000	8,581,140
WellPoint, Inc. *	156,700	12,708,370

		21,289,510

Movies & Entertainment—2.6%
Time Warner, Inc.	528,000	10,412,160

Multi-Line Insurance—4.8%
American International Group, Inc.	282,500	18,989,650

Oil & Gas Drilling—0.7%
Transocean, Inc. *	36,200	2,957,540

Oil & Gas Equipment & Services—2.2%
Baker Hughes, Inc.	61,000	4,033,930
BJ Services Company	53,900	1,503,810
Halliburton Company	95,600	3,034,344

		8,572,084

Other Diversified Financial Services—5.0%
Citigroup, Inc.	244,600	12,557,764
JPMorgan Chase & Company	150,600	7,286,028

		19,843,792

Pharmaceuticals—2.9%
Johnson & Johnson	189,000	11,389,140

Properly & Casualty Insurance—3.8%
Berkshire Hathaway, Inc. *	136	14,822,640

Systems Software—3.6%
Microsoft Corporation	505,300	14,082,711

Wireless Telecommunication Services —2.3%
Sprint Nextel Corporation	480,600	9,112,176

TOTAL COMMON STOCK (Cost $313,723 ,587)		$389,418,626

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER— 0.9%
Financial Companies—Trade Receivables—0.9%
Old Line Funding LLC
5.28%, 4/2/2007	1,000,000	999,853

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Equity Series
March 31, 2007 (Unaudited) - continued

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (continued)
Financial Companies—Trade Receivables (continued)
Sheffield Receivables Corporation
5.35%, 4/2/2007	1,300,000	$1,299,807
5.29%, 4/4/2007	1,400,000	1,399,383

		3,699,043

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $3,699,043)		$3,699,043

COMMERCIAL PAPER—0.3%
Financial—Other—0.3%
Countrywide Financial Corporation
5.37%, 4/5/2007	1,000,000	999,403

TOTAL COMMERCIAL PAPER (Cost $999,403)		$999,403

REPURCHASE AGREEMENT—0.1%
United Missouri Bank, 4.89%, dated 3/30/07, matures 4/02/07; repurchase amount of $266,108 (Collateralized by GNMA, 3.50%, 5/20/26 with a value of $271,320)	$266,000	$266,000

TOTAL REPURCHASE AGREEMENT (Cost $266,000)		$266,000

Total Investments (Security Equity Fund—Equity Series)		$394,383,072
(Cost $318,688,033)—100.1%
Liabilities in Excess of Other Assets—(0.1)%		(257,916)

TOTAL NET ASSETS—100.0%		$394,125,156

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $318,688,033.

*	-Non-income producing security

Glossary:

ADR	-American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Equity Series (unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$394,383,072
Cash	452
Receivables:
Fund shares sold	45,663
Dividends	289,275
Prepaid expenses	41,741

Total assets	394,760,203

Liabilities:
Payable for:
Fund shares redeemed	143,410
Management fees	251,267
Custodian fees	2,250
Transfer agent/maintenance fees	38,024
Administration fees	31,977
Professional fees	30,841
12b-l distribution plan fees	102,494
Directors’ fees	258
Other	34,526

Total liabilities	635,047

Net Assets	$394,125,156

Net assets consist of:
Paid in capital	$306,030,527
Accumulated net investment loss	(187,517)
Undistributed net realized gain on sale of investments and options written	12,587,107
Net unrealized appreciation in value of investments and options written	75,695,039

Net assets	$394,125,156

Class A:
Capital shares outstanding (unlimited number of shares authorized)	55,864,867
Net assets	$365,070,791
Net asset value and redemption price per share	$6.53

Maximum offering price per share (net asset value divided by 94.25%)	$6.93

Class B:
Capital shares outstanding (unlimited number of shares authorized)	4,135,046
Net assets	$23,377,962
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$5.65

Class C:
Capital shares outstanding (unlimited number of shares authorized)	942,620
Net assets	$5,676,403
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.02

[1] Investments, at cost	$318,688,033

Statement of Operations

For the Six Months Ended March 31, 2007

Investment Income:
Dividends	$2,369,661
Interest	283,296

Total investment income	2,652,957

Expenses:
Management fees	1,534,900
Custodian fees	21,879
Transfer agent/maintenance fees	379,085
Administration fees	194,776
Directors’ fees	7,312
Professional fees	14,776
Reports to shareholders	20,935
Registration fees	21,003
Other expenses	14,146
12b-l distribution plan fees—Class A	471,622
12b-l distribution plan fees—Class B	130,470
12b-l distribution plan fees—Class C	29,575

Total expenses	2,840,479
Less: Earnings credits	(5)

Net expenses	2,840,474

Net investment loss	(187,517)

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	19,184,552
Options written	693,377

Net realized gain	19,877,929

Net unrealized appreciation during the period on:
Investments	1,900,027
Options written	164,800

Net unrealized appreciation	2,064,827

Net realized and unrealized gain	21,942,756

Net increase in net assets resulting from operations	$21,755,239

The accompanying notes are an integral part of the financial statements.

18

Security Equity Fund
Statement of Changes in Net Assets	Equity Series

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(187,517)	$(625,371)
Net realized gain during the period on investments and options written	19,877,929	41,580,103
Net unrealized appreciation (depreciation) during the period on investments and options written	2,064,827	(9,213,626)

Net increase in net assets resulting from operations	21,755,239	31,741,106

Distributions to shareholders from:
Net investment income
Class A	—	(2,147,421)
Net realized gain
Class A	(36,813,622)	(11,068,277)
Class B	(2,833,129)	(1,320,160)
Class C	(617,995)	(182,232)

Total distributions to shareholders	(40,264,746)	(14,718,090)

Capital share transactions:
Proceeds from sale of shares
Class A	13,181,817	52,710,115
Class B	2,187,220	7,159,305
Class C	376,674	1,001,095
Distributions reinvested
Class A	33,789,434	12,004,929
Class B	2,766,531	1,296,700
Class C	607,148	180,424
Cost of shares redeemed
Class A	(36,172,453)	(84,851,352)
Class B	(7,964,537)	(21,542,434)
Class C	(779,023)	(1,287,944)

Net increase (decrease) from capital share transactions	7,992,811	(33,329,162)

Net decrease in net assets	(10,516,696)	(16,306,146)

Net assets:
Beginning of period	404,641,852	420,947,998

End of period	$394,125,156	$404,641,852

Accumulated net investment loss at end of period	$(187,517)	$—

Capital Share Activity:
Shares sold
Class A	1,926,515	8,042,578
Class B	365,674	1,205,513
Class C	59,641	160,281
Shares reinvested
Class A	5,073,489	1,816,177
Class B	479,468	221,280
Class C	98,723	29,101
Shares redeemed
Class A	(5,271,307)	(12,720,895)
Class B	(1,320,807)	(3,666,875)
Class C	(122,674)	(208,581)

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Equity Series

Class A	Six Months Ended March 31, 2007[i]	2006	2005	2004	2003	Year Ended, September 30, 2002[c,e]
Per Share Data
Net asset value, beginning of period	$6.85	$6.58	$6.50	$5.98	$5.09	$6.36

Income (loss) from investment operations:
Net investment income (loss)[b]	— [h]	(0.01)	0.04	0.01	0.01	0.01
Net gain (loss) on securities (realized and unrealized)	0.38	0.52	0.49	0.52	0.88	(1.28)

Total from investment operations	0.38	0.51	0.53	0.53	0.89	(1.27)

Less distributions:
Dividends from net investment income	—	(0.04)	—	(0.01)	—	—
Distributions from realized gains	(0.70)	(0.20)	(0.45)	—	—	—

Total distributions	(0.70)	(0.24)	(0.45)	(0.01)	—	—

Net asset value, end of period	$6.53	$6.85	$6.58	$6.50	$5.98	$5.09

Total Return[a]	5.33%	7.88%	8.20%	8.87%	17.49%	(19.97)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$365,071	$371,006	$375,280	$391,384	$430,161	$412,791

Ratios to average net assets:
Net investment income (loss)	(0.03)%	(0.08)%	0.57%	0.08%	0.23%	0.13%
Total expenses[f]	1.33%	1.34%	1.30%	1.28%	1.25%	1.11%
Net expenses[g]	1.33%	1.34%	1.30%	1.28%	1.25%	1.11%

Portfolio turnover rate	26%	34%	32%	28%	54%	30%
Class B	Six Months Ended March 31, 2007[i]	2006	2005	2004	2003	Year Ended, September 30, 2002[c,e]
Per Share Data
Net asset value, beginning of period	$6.04	$5.83	$5.85	$5.41	$4.64	$5.86

Income (loss) from investment operations:
Net investment loss[b]	(0.02)	(0.05)	(0.01)	(0.04)	(0.03)	(0.05)
Net gain (loss) on securities (realized and unrealized)	0.33	0.46	0.44	0.48	0.80	(1.17)

Total from investment operations	0.31	0.41	0.43	0.44	0.77	(1.22)

Less distributions:
Distributions from realized gains	(0.70)	(0.20)	(0.45)	—	—	—

Total distributions	(0.70)	(0.20)	(0.45)	—	—	—

Net asset value, end of period	$5.65	$6.04	$5.83	$5.85	$5.41	$4.64

Total Return[a]	4.88%	7.16%	7.35%	8.13%	16.59%	(20.82)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,378	$27,842	$39,962	$49,600	$61,733	$66,267

Ratios to average net assets:
Net investment loss	(0.78)%	(0.83)%	(0.16)%	(0.67)%	(0.52)%	(0.78)%
Total expenses[f]	2.08%	2.09%	2.05%	2.03%	2.00%	2.02%
Net expenses[g]	2.08%	2.09%	2.05%	2.03%	2.00%	2.02%

Portfolio turnover rate	26%	34%	32%	28%	54%	30%

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Equity Series

Class C	Six Months Ended March 31, 2007[i]	2006	2005	2004	2003	Year Ended, September 30, 2002[c,d,e]
Per Share Data
Net asset value, beginning of period	$6.39	$6.16	$6.16	$5.69	$4.88	$6.16

Income (loss) from investment operations:
Net investment loss[b]	(0.02)	(0.05)	(0.01)	(0.04)	(0.03)	(0.05)
Net gain (loss) on securities (realized and unrealized)	0.35	0.48	0.46	0.51	0.84	(1.23)

Total from investment operations	0.33	0.43	0.45	0.47	0.81	(1.28)

Less distributions:
Distributions from realized gains	(0.70)	(0.20)	(0.45)	—	—	—

Total distributions	(0.70)	(0.20)	(0.45)	—	—	—

Net asset value, end of period	$6.02	$6.39	$6.16	$6.16	$5.69	$4.88

Total Return[a]	4.92%	7.10%	7.32%	8.26%	16.60%	(20.78)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,676	$5,794	$5,706	$6,329	$6,651	$4,979

Ratios to average net assets:
Net investment loss	(0.78)%	(0.83)%	(0.18)%	(0.67)%	(0.52)%	(0.76)%
Total expenses[f]	2.08%	2.09%	2.05%	2.03%	2.00%	2.02%
Net expenses[g]	2.08%	2.09%	2.05%	2.03%	2.00%	2.02%

Portfolio turnover rate	26%	34%	32%	28%	54%	30%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]

The financial highlights for the Equity Series exclude the historical financial highlights of the Total Return Series Class A, B and C shares. The assets of the Total Return Series were acquired by the Equity Series on August 27, 2002.

[d]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[e]	Effective May 1, 2002 the fee structure for Equity Series changed. Per share information reflects this change.
[f]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[h]	Net investment income is less than $0.01 per share.
[i]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

21

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Security Equity Fund

Global Series

Subadviser,

OppenheimerFunds, Inc.

Security Equity Fund
Performance Summary	Global Series
March 31, 2007	(unaudited)

PERFORMANCE

Security Global Series vs. Morgan Stanley Capital International World Index

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Global Series on March 31, 1997, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	18.91%
Consumer Staples	8.34
Energy	5.68
Financials	14.50
Health Care	9.53
Industrials	14.31
Information Technology	21.30
Materials	0.24
Telecommunication Services	3.90
Utilities	0.62
Repurchase Agreement	2.31
Cash & other assets, less liabilities	0.36
Total net assets	100.00%

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	10 Years or Since Inception
A Shares	9.72%	10.65%	11.23%
A Shares with sales charge	3.42%	9.35%	10.57%
B Shares	10.04%	10.45%	10.68%
B Shares with CDSC	5.27%	10.18%	10.68%
C Shares	8.91%	9.84%	9.75%
			(1-29-99)
C Shares with CDSC	7.97%	9.84%	9.75%
			(1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

The accompanying notes are an integral part of the financial statements.

24

Security Equity Fund
Performance Summary	Global Series
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses Paid During Period[2]
Global Series—Class A
Actual	$1,000.00	$1,091.60	$8.86
Hypothetical	1,000.00	1,016.45	8.55
Global Series—Class B
Actual	1,000.00	1,093.80	7.57
Hypothetical	1,000.00	1,017.70	7.29
Global Series—Class C
Actual	1,000.00	1,088.00	12.75
Hypothetical	1,000.00	1,012.72	12.29

[1]

The actual ending account value is based on the actual total return of the Series for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 9.16%, 9.38% and 8.80%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.70%, 1.45% and 2.45% for Class A, B and C shares, respectively), net of earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

25

Schedule of Investments	Security Equity Fund - Global Series
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—96.5%
Bermuda—0.3%
Everest Re Group, Ltd.	5,200	$500,084

Brazil—1.7%
Companhia de Bebidas das Americas ADR	22,757	1,250,725
Empresa Brasileira de Aeronautica S.A. ADR	39,768	1,823,760

		3,074,485

Canada—1.6%
Husky Energy, Inc.	30,080	2,101,379
Manulife Financial Corporation	27,146	933,394

		3,034,773

Cayman Islands—2.4%
3SBio, Inc. ADR *	3,500	38,570
ACE, Ltd.	18,740	1,069,304
GlobalSantaFe Corporation	8,100	499,608
Transocean, Inc. *	25,100	2,050,670
XL Capital, Ltd.	12,400	867,504

		4,525,656

Denmark—0.3%
Novo-Nordisk A/S (CI.B)	6,900	629,657

Finland—0.7%
Fortum Oyj	39,100	1,140,275
Neste Oil Oyj	5,225	180,088

France—5.5%		1,320,363

LVMH Moet Hennessy Louis Vuitton S.A	22,789	2,528,390
NicOxSA *	9,284	244,952
Sanofi-Aventis	30,465	2,649,484
Societe Generale	9,674	1,671,933
Technip S.A.	28,860	2,117,415
Total S.A.	13,800	966,950

		10,179,124

Germany—5.0%
Allianz AG	11,298	2,319,973
Bayerische Motoren Werke (BMW) AG *	30,297	1,787,748
SAP AG	43,596	1,943,489
Siemens AG	29,716	3,176,640

		9,227,850

Hong Kong—0.4%
Hutchison Whampoa, Ltd.	68,082	654,811

India—2.7%
Hindustan Lever, Ltd.	194,400	923,988
ICICI Bank, Ltd. ADR	11,250	413,438
Infosys Technologies, Ltd.	43,247	2,022,133
Wire and Wireless India, Ltd. *	93,600	192,848
Zee Entertainment Enterprises, Ltd.	202,800	1,402,607
Zee News, Ltd. *	84,633	$76,061

		5,031,075

Italy—0.5%
Bulgari SpA	62,400	901,134

Japan—11.1%
Canon, Inc.	12,800	687,606
Chugai Pharmaceutical Company, Ltd.	31,600	799,151
Credit Saison Company, Ltd.	32,700	1,076,726
Fanuc, Ltd.	5,200	484,101
Hoya Corporation	40,900	1,357,144
KDDI Corporation	261	2,084,279
Keyence Corporation	4,000	902,618
Kyocera Corporation	9,700	914,559
Murata Manufacturing Company, Ltd.	24,700	1,802,690
Nidec Corporation	6,900	445,029
Nintendo Company, Ltd.	3,400	988,246
Resona Holdings, Inc.	254	683,311
Secom Company, Ltd.	18,000	835,575
Sega Sammy Holdings, Inc.	24,800	578,775
Seven & I Holdings Company, Ltd.	20,778	633,029
Shionogi & Company, Ltd.	47,000	845,589
Sony Corporation	49,300	2,506,106
Square Enix Company, Ltd.	26,700	688,828
Sumitomo Mitsui Financial Group, Inc.	56	508,508
Toyota Motor Corporation	27,700	1,774,812

		20,596,682

Mexico—2.3%
Fomento Economico Mexicano, S.A.B. de C.V. *	119,000	1,312,855
Grupo Modelo, S.A. de C.V. (CI.C)	160,700	823,270
Grupo Televisa S.A. ADR	74,456	2,218,789

		4,354,914

Netherlands—2.2%
European Aeronautic Defence and Space Company N.V.	59,490	1,845,378
Koninklijke (Royal) Philips Electronics N.V.	56,900	2,173,230

		4,018,608

Norway—0.6%
Tandberg ASA	51,700	1,080,220

Panama—1.2%
Carnival Corporation	47,600	2,230,536

Republic of Korea—1.9%
Hyundai Heavy Industries Company, Ltd.	4,413	881,775

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Global Series
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Republic of Korea (continued)
Samsung Electronics Company, Ltd.*	1,819	$1,088,446
SK Telecom Company, Ltd. ADR	65,160	1,526,047

		3,496,268

Singapore—0.2%
Singapore Press Holdings, Ltd.	148,848	431,671

Spain—1.1%
Industria de Diseno Textil S.A.	31,779	1,975,388

Sweden—6.3%
Hennes & Mauritz AB (CI.B)	66,400	3,822,595
Investor AB (CI.B) (1)	45,155	1,073,441
Telefonaktiebolaget LM Ericsson (CI.B)	1,859,400	6,843,372

		11,739,408

Switzerland—3.4%
Credit Suisse Group	37,330	2,678,716
Novartis AG	16,284	933,998
Roche Holding AG	12,858	2,274,910
Syngenta AG	2,327	445,217

		6,332,841

Taiwan—1.5%
Benq Corporation	528,000	210,594
MediaTek, Inc.	123,700	1,420,335
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	99,636	1,071,087

		2,702,016

United Kingdom—12.6%
BP plc ADR	21,167	1,370,563
Burberry Group plc	62,891	808,183
Cadbury Schweppes plc	178,624	2,293,657
Diageo plc	51,362	1,040,582
Experian Group, Ltd.	29,675	341,337
HSBC Holdings plc	98,745	1,716,205
Pearson plc	50,790	872,071
Prudential plc	118,809	1,677,565
Reckitt Benckiser plc	58,364	3,040,234
Royal Bank of Scotland Group plc	76,824	2,997,973
Smith & Nephew plc	90,312	1,148,117
Tesco plc	189,179	1,654,828
Vodafone Group plc	1,278,313	3,408,667
WPP Group plc	66,130	1,002,068

		23,372,050

United States—31.0%
3M Company	22,300	1,704,389
Adobe Systems, Inc. *	56,700	2,364,390
Advanced Micro Devices, Inc. *	114,600	1,496,676
Affymetrix, Inc. *	16,000	481,120
Altera Corporation	56,100	1,121,439
Amgen, Inc. *	12,200	681,736
Atherogenics, Inc. *	35,400	99,474
Automatic Data Processing, Inc.	43,000	2,081,200
Avon Products, Inc.	5,100	190,026
Berkshire Hathaway, Inc. (CI.B) *	300	1,092,000
Boeing Company	13,800	1,226,958
Boston Scientific Corporation *	69,179	1,005,863
Chevron Corporation	16,766	1,240,013
Cisco Systems, Inc. *	29,800	760,794
Coach, Inc. *	17,900	895,895
Colgate-Palmolive Company	18,200	1,215,578
Corning, Inc. *	84,100	1,912,434
Cree, Inc. *	39,500	650,170
eBay, Inc. *	88,100	2,920,515
Emerson Electric Company	41,300	1,779,617
Genentech, Inc. *	9,000	739,080
Getty Images, Inc. *	11,200	544,656
Gilead Sciences, Inc. *	21,000	1,606,500
InterMune, Inc. *	13,100	323,046
International Game Technology	25,400	1,025,652
International Rectifier Corporation *	17,100	653,391
Intuit, Inc. *	59,400	1,625,184
Johnson & Johnson	6,800	409,768
JPMorgan Chase & Company	18,369	888,692
Juniper Networks, Inc. *	104,400	2,054,592
Linear Technology Corporation	23,700	748,683
Lockheed Martin Corporation	10,800	1 047 816
Maxim Integrated Products, Inc.	46,300	1,361,220
McDonald’s Corporation	26,100	1,175,805
Medtronic, Inc.	12,400	608,344
Microsoft Corporation	110,600	3,082,422
Morgan Stanley	24,600	1,937,496
Nektar Therapeutics *	13,108	171,191
Northern Trust Corporation	28,800	1,732,032
Northrop Grumman Corporation	12,100	898,062
Nuvelo, Inc. *	8,800	32,384
Raytheon Company	19,900	1,043,954
Regeneron Pharmaceuticals, Inc. *	7,900	170,798
Scientific Games Corporation *	5,900	193,697
Sirius Satellite Radio, Inc. *	452,900	1,449,280
Theravance, Inc. *	13,400	395,300
Tiffany & Company	37,300	1,696,404
Wal-Mart Stores, Inc.	35,900	1,685,505
Walt Disney Company	51,800	1,783,474
Xilinx, Inc.	37,500	964,875
Yahoo!, Inc. *	11,400	356,706

		57,326,296

TOTAL COMMON STOCK (Cost $132 ,376,945)		$178,735,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Global Series
March 31, 2007 (Unaudited) - continued

	Shares	Value
PREFERRED STOCK—0.8%
Germany—0.8%
Porsche AG	928	$1,417,916

TOTAL PREFERRED STOCK (Cost $456,518)		$1,417,916

	Principal Amount	Value
REPURCHASE AGREEMENT—2.3%
State Street, 2.75%, dated 3/30/07, matures 4/02/07; repurchase amount $4,278,474 (Collateralized by FHLB, 6/08/07 with a value of $4,364,574)	$4,277,494	$4,277,494

TOTAL REPURCHASE AGREEMENT (Cost $4,277,494)		$4,277,494

Total Investments (Security Equity Fund Series) —Global		$184,431,320
(Cost $137,110,957)—99.6%
Other Assets in Excess of Liabilities—0.4%		670.737

TOTAL NET ASSETS—100.0%		$185,102,057

INVESTMENT CONCENTRATION

At March 31, 2007, the investment diversification of the fund was as follows:

Industry	% of Net Assets	Value
Communications Equipment	6.8%	$12,651,412
Semiconductors	5.7	10,576,322
Pharmaceuticals	4.5	8,642,031
Aerospace & Defense	4.4	7,885,928
Diversified Banks	4.0	7,308,057
Wireless Telecommunication Services	3.7	7,018,993
Application Software	3.2	5,933,063
Apparel Retail	3.1	5,797,983
Integrated Oil & Gas	3.0	5,678,906
Industrial Conglomerates	2.9	5,535,840
Electronic Equipment Manufacturers	2.9	5,422,039
Broadcasting & Cable TV	2.9	5,339,585
Household Products	2.8	5,179,800
Apparel, Accessories & Luxury Goods	2.8	5,133,602
Automobile Manufacturers	2.8	4,980,476
Consumer Electronics	2.5	4,679,336
Repurchase Agreements	2.3	4,277,494
Biotechnology	2.3	4,232,366
Internet Software & Services	1.8	3,277,221
Systems Software	1.7	3,082,422
Property & Casualty Insurance	1.6	3,028,808
Other Diversified Financial Services	1.6	2,826,188
Health Care Equipment	1.4	2,762,324
Diversified Capital Markets	1.5	2,678,716
Life & Health Insurance	1.4	2,610,959
Oil & Gas Drilling	1.4	2,550,278
Multi-Line Insurance	1.3	2,319,973
Packaged Foods & Meats	1.2	2,293,657
Food Retail	1.3	2,287,857
Hotels, Resorts & Cruise Lines	1.2	2,230,536
Oil & Gas Equipment & Services	1.2	2,117,415
Data Processing & Outsourced Services	1.1	2,081,200
Brewers	1.2	2,073,995
IT Consulting & Other Services	1.1	2,022,134
Publishing	1.0	1,848,398
Movies & Entertainment	1.0	1,783,474
Electrical Components & Equipment	0.9	1,779,617
Asset Management & Custody Banks	0.9	1,732,032
Specialty Stores	0.9	1,696,404
Hypermarkets & Super Centers	0.9	1,685,505
Home Entertainment Software	0.9	1,677,074
Soft Drinks	0.7	1,312,855
Casinos & Gaming	0.6	1,219,349
Diversified Commercial & Professional Services	0.6	1,176,912
Restaurants	0.6	1,175,805
Electric Utilities	0.6	1,140,275
Consumer Finance	0.6	1,076,726
Multi-Sector Holdings	0.6	1,073,441
Distillers & Vintners	0.6	1,040,582
Advertising	0.6	1,002,068
Construction & Farm Machinery & Heavy Trucks	0.5	881,774
Office Electronics	0.4	687,606
Regional Banks	0.3	683,311
Life Sciences Tools & Services	0.4	652,310
Leisure Products	0.3	578,776
Reinsurance	0.3	500,084
Industrial Machinery	0.3	484,101
Fertilizers & Agricultural Chemicals	0.2	445,217
Computer Storage & Peripherals	0.1	210,594
Personal Products	0.1	190,026
Oil & Gas Refining & Marketing	0.1	180,088

Total Investments	99.6	184,431,320
Other Assets and Liabilities, Net	0.4	670,737

Net Assets	100%	$185,102,057

Footnotes

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $138,544,478.

*	—Non-income producing security
1	—Security is a PFIC (Passive Foreign Investment Company)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Global Series
March 31, 2007 (Unaudited) - continued

Glossary:
ADR	- American Depositary Receipt
plc	- Public Limited Company

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Global Series
(unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$184,431,320
Cash denominated in a foreign currency, at value[2]	161,555
Receivables:
Securities sold	428,405
Fund shares sold	117,731
Dividends	453,869
Interest	9,791
Foreign taxes recoverable	26,282
Prepaid expenses	30,803

Total assets	185,659,756

Liabilities:
Cash overdraft	36,150
Payable for:
Securities purchased	49,185
Fund shares redeemed	191,290
Management fees	154,294
Custodian fees	19,301
Transfer agent/maintenance fees	15,783
Administration fees	26,744
Professional fees	13,324
12b-l distribution plan fees	39,949
Directors’ fees	132
Other	11,547

Total liabilities	557,699

Net Assets	$185,102,057

Net assets consist of:
Paid in capital	$140,497,338
Accumulated net investment loss	(5,328,073)
Undistributed net realized gain on sale of investments and foreign currency transactions	2,610,978
Net unrealized appreciation in value of investments and translation of assets and liabilities in foreign currencies	47,321,814

Net assets	$185,102,057

Class A:
Capital shares outstanding (unlimited number of shares authorized)	7,649,756
Net assets	$143,921,114
Net asset value and redemption price per share	$18.81

Maximum offering price per share (net asset value divided by 94.25%)	$19.96

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,699,289
Net assets	$29,271,789
Net asset value, offering and redemption price per share (excluding any applicable continge deferred sales charge)	$17.23

Class C:
Capital shares outstanding (unlimited number of shares authorized)	686,371
Net assets	$11,909,154
Net asset value, offering and redemption price per share (excluding any applicable continge deferred sales charge)	$17.35

[1] Investments, at cost	$137,110,957
[2] Cash denominated in a foreign currency, at cost	163,565

Statement of Operations

For the Six Months Ended March 31, 2007

Investment Income:
Dividends (net of foreign witholding tax $63,702)	$1,098,437
Interest	40,692

Total investment income	1,139,129

Expenses:
Management fees	869,918
Custodian fees	50,743
Transfer agent/maintenance fees	155,521
Administration fees	136,870
Directors’ fees	3,727
Professional fees	11,982
Reports to shareholders	9,914
Registration fees	21,529
Other expenses	5,858
12b-l distribution plan fees—Class A	167,240
12b-l distribution plan fees—Class B	144,149
12b-l distribution plan fees—Class C	56,859

Total expenses	1,634,310
Less: Earnings credits	(2,203)
Expenses waived	(144,149)
Net expenses	1,487,958

Net investment loss	(348,829)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investments	5,013,970
Foreign currency transactions	(48,246)

Net realized gain	4,965,724

Net unrealized appreciation during the period on:
Investments	9,823,856
Translation of assets and liabilities in foreign currencies	2,507

Net unrealized appreciation	9,826,363

Net realized and unrealized gain	14,792,087

Net increase in net assets resulting from operations	$14,443,258

The accompanying notes are an integral part of the financial statements.

30

Security Equity Fund
Statement of Changes in Net Assets	Global Series

	Six Months Ended March 31, 2007	Year Ended September 30, 2006
	(unaudited)
Increase (decrease) in net assets from operations:
Net investment loss	$(348,829)	$(254,402)
Net realized gain during the period on investments and foreign currency transactions	4,965,724	21,748,719
Net unrealized appreciation (depreciation) during the period on investments and translation of assets and liabilities in foreign currencies	9,826,363	(2,331,105)

Net increase in net assets resulting from operations	14,443,258	19,163,212

Distributions to shareholders from:
Net realized gain
Class A	(17,339,157)	—
Class B	(3,994,735)	—
Class C	(1,528,583)	—

Total distributions to shareholders	(22,862,475)	—

Capital share transactions:
Proceeds from sale of shares
Class A	31,021,294	38,473,976
Class B	3,474,410	4,863,534
Class C	1,600,044	2,579,360
Distributions reinvested
Class A	17,194,918	—
Class B	3,949,908	—
Class C	1,493,247	—
Cost of shares redeemed
Class A	(17,149,489)	(62,028,224)
Class B	(4,160,117)	(9,756,709)
Class C	(934,468)	(2,073,631)

Net increase (decrease) from capital share transactions	36,489,747	(27,941,694)

Net increase (decrease) in net assets	28,070,530	(8,778,482)

Net assets:
Beginning of period	157,031,527	165,810,009

End of period	$185,102,057	$157,031,527

Accumulated net investment loss at end of period	$(5,328,073)	$(4,979,244)

Capital Share Activity:
Shares sold
Class A	1,544,852	2,071,616
Class B	190,202	283,447
Class C	88,235	146,502
Shares reinvested
Class A	922,474	—
Class B	231,666	—
Class C	86,716	—
Shares redeemed
Class A	(882,569)	(3,331,473)
Class B	(235,433)	(569,781)
Class C	(52,479)	(119,789)

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Global Series

Class A	Six Months Ended March 31, 2007[j]	2006	2005	2004[h]	2003	Year Ended September 30, 2002[e,g]
Per Share Data
Net asset value, beginning of period	$19.65	$17.47	$13.93	$11.68	$9.49	$11.04

Income (loss) from investment operations:
Net investment loss[c]	(0.04)	(0.03)	(0.02)	(0.03)	(0.03)	(0.05)
Net gain (loss) on securities (realized and unrealized)	1.82	2.21	3.56	2.28	2.22	(1.50)

Total from investment operations	1.78	2.18	3.54	2.25	2.19	(1.55)

Less distributions:
Distributions from realized gains	(2.62)	—	—	—	—	—

Total distributions	(2.62)	—	—	—	—	—

Net asset value, end of period	$18.81	$19.65	$17.47	$13.93	$11.68	$9.49

Total Return[a]	9.16%	12.48%	25.41%	19.26%	23.08%	(14.04)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$143,921	$119,176	$127,970	$98,450	$42,711	$50,893

Ratios to average net assets:
Net investment loss	(0.39)%	(0.17)%	(0.14)%	(0.20)%	(0.26)%	(0.46)%
Total expenses[b]	1.70%	1.75%	1.73%	1.79%	2.00%	1.85%
Net expenses[d]	1.70%	1.75%	1.73%	1.79%	2.00%	1.85%

Portfolio turnover rate	20%	28%	31%	25%	62%	36%

Class B	Six Months Ended March 31, 2007[i,j]	2006[i]	2005[i]	2004[h]	2003	Year Ended, September 30, 2002[e,g]
Per Share Data
Net asset value, beginning of period	$18.17	$16.12	$12.93	$10.93	$8.89	$10.38

Income (loss) from investment operations:
Net investment income (loss)[c]	(0.01)	0.02	(0.12)	(0.13)	(0.04)	(0.10)
Net gain (loss) on securities (realized and unrealized)	1.69	2.03	3.31	2.13	2.08	(1.39)

Total from investment operations	1.68	2.05	3.19	2.00	2.04	(1.49)

Less distributions:
Distributions from realized gains	(2.62)	—	—	—	—	—

Total distributions	(2.62)	—	—	—	—	—

Net asset value, end of period	$17.23	$18.17	$16.12	$12.93	$10.93	$8.89

Total Return[a]	9.38%	12.72%	24.67%	18.30%	22.95%	(14.35)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,272	$27,494	$28,999	$28,360	$16,461	$19,021

Ratios to average net assets:
Net investment income (loss)	(0.16)%	0.11%	(0.80)%	(1.00)%	(0.42)%	(0.89)%
Total expenses[b]	1.45%	1.50%	2.38%	2.54%	2.18%	2.28%
Net expenses[d]	2.45%	1.50%	2.38%	2.54%	2.18%	2.28%

Portfolio turnover rate	20%	28%	31%	25%	62%	36%

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Global Series

Class C	Six Months Ended March 31, 2007[j]	2006	2005	2004[h]	2003	Year Ended, September 30, 2002[e,f,g]
Per Share Data

Net asset value, beginning of period	$18.37	$16.46	$13.22	$11.17	$9.14	$10.72

Income (loss) from investment operations:
Net investment loss[c]	(0.10)	(0.15)	(0.13)	(0.13)	(0.09)	(0.15)
Net gain (loss) on securities (realized and unrealized)	1.70	2.06	3.37	2.18	2.12	(1.43)

Total from investment operations	1.60	1.91	3.24	2.05	2.03	(1.58)

Less distributions:
Distributions from realized gains	(2.62)	—	—	—	—	—

Total distributions	(2.62)	—	—	—	—	—

Net asset value, end of period	$17.35	$18.37	$16.46	$13.22	$11.17	$9.14

Total Return[a]	8.80%	11.60%	24.51%	18.35%	22.21%	(14.74)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$11,909	$10,361	$8,841	$7,557	$5,326	$4,076

Ratios to average net assets:
Net investment loss	(1.15)%	(0.87)%	(0.90)%	(1.02)%	(0.96)%	(1.33)%
Total expenses[b]	2.45%	2.51%	2.48%	2.54%	2.77%	2.74%
Net expenses[d]	2.45%	2.50%	2.48%	2.54%	2.77%	2.74%

Portfolio turnover rate	20%	28%	31%	25%	62%	36%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[e]

As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

[f]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[g]	Effective May 1, 2002 the fee structure for Global Series changed. Per share information reflects this change.
[h]

The financial highlights for the Global Series exclude the historical financial highlights of the International Series Class A, B and C shares. The net assets of the International Series were acquired by the Global Series on October 3, 2003.

[i]

Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with the NASD sales cap regulations. Per share information reflects this change. This fee may be reinstated at any time.

[j]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

33

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Security Equity Fund

Mid Cap Value Series

Adviser,

Security Management Company, LLC

Security Equity Fund
Performance Summary	Mid Cap Value Series
March 31, 2007	(unaudited)

PERFORMANCE

Security Mid Cap Value Series vs. Russell 2500 Value Index

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Mid Cap Value Series on May 1, 1997 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	Since Inception
A Shares	5.93%	15.22%	19.25% (5-1-97)
A Shares with sales charge	(0.16)%	13.86%	18.54% (5-1-97)
B Shares	5.13%	14.34%	18.37% (5-1-97)
B Shares with CDSC	0.16%	14.11%	18.37% (5-1-97)
C Shares	5.14%	14.35%	16.94% (1-29-99)
C Shares with CDSC	4.14%	14.35%	16.94% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	4.47%
Consumer Staples	8.71
Energy	18.20
Financials	10.95
Health Care	2.60
Industrials	18.26
Information Technology	15.40
Materials	3.88
Utilities	6.69
Exchange Traded Funds	3.25
Commercial Paper	3.00
Asset Backed Commercial Paper	4.91
Warrants	0.15
Repurchase Agreement	0.09
Liabilities in excess of other assets	(0.56)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

36

Security Equity Fund
Performance Summary	Mid Cap Value Series
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses Paid During Period[2]
Mid Cap Value
Series—Class A
Actual	$1,000.00	$1,098.90	$6.96
Hypothetical	1,000.00	1,018.30	6.69

Mid Cap Value
Series—Class B
Actual	1,000.00	1,094.80	10.86
Hypothetical	1,000.00	1,014.56	10.45

Mid Cap Value
Series—Class C
Actual	1,000.00	1,095.00	10.86
Hypothetical	1,000.00	1,014.56	10.45

[1]

The actual ending account value is based on the actual total return of the Series for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 9.89%, 9.48% and 9.50%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.33%, 2.08% and 2.08% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

37

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—91.8%
Aerospace & Defense—1.5%
Orbital Sciences Corporation *	762,000	$14,279,880

Agricultural Products—0.9%
Corn Products International, Inc.	247,700	8,815,643

Application Software—2.0%
EPIQ Systems, Inc. *	784,300	15,984,034
PLATO Learning, Inc. * (1)	895,000	3,759,000

		19,743,034

Auto Parts & Equipment—0.4%
HydroGen Corporation LLC * (1)(2)	835,000	3,924,500

Coal & Consumable Fuels—6.7%
Arch Coal, Inc.	620,000	19,027,800
Consol Energy, Inc.	298,700	11,688,131
Evergreen Energy, Inc. *	2,641,000	17,351,370
USEC, Inc. * (3)	1,084,000	17,615,000

		65,682,301

Communications Equipment—2.7%
Dycom Industries, Inc. *	235,000	6,124,100
EFJ, Inc. *	535,300	2,858,502
Mastec, Inc. *	1,100,000	12,111,000
MRV Communications, Inc. *	1,500,000	5,325,000

		26,418,602

Construction & Engineering—6.8%
Insituform Technologies, Inc. *	420,000	8,731,800
Quanta Services, Inc. *	1,225,000	30,894,500
Shaw Group, Inc. *	867,600	27,129,852

		66,756,152

Consumer Finance—1.2%
First Marblehead Corporation	213,150	9,568,304
Nelnet, Inc.	83,700	2,006,289

		11,574,593

Data Processing & Outsourced Services -5.6%
Affiliated Computer Services, Inc.*	465,300	27,396,864
Computer Sciences Corporation *	516,300	26,914,719

		54,311,583

Diversified Commercial & Professional Services -3.5%
FTI Consulting, Inc. *	466,000	15,652,940
Navigant Consulting, Inc. *	328,000	6,481,280
PHH Corporation *	380,000	11,612,800

		33,747,020

Drug Retail—1.3%
Longs Drug Stores Corporation	255,000	13,168,200

Electric Utilities—6.2%
Allete, Inc.	70,500	3,286,710
Empire District Electric Company	96,600	2,395,680
Great Plains Energy, Inc.	1,415,650	45,937,842
Northeast Utilities	250,500	8,208,885
Westar Energy, Inc.	25,900	712,768

		60,541,885

Electrical Components & Equipment—1.6%
Lime Energy Company * (1)	101,200	91,080
Powell Industries, Inc. *	11,600	371,200
Power-One, Inc. *	2,648,800	15,151,136

		15,613,416

Electronic Manufacturing Services—2.1%
Maxwell Technologies, Inc. *	695,000	8,701,400
Merix Corporation * (1)(2)	1,476,000	12,132,720

		20,834,120

Exchange Traded Funds—3.3%
iShares Russell 2000 Value Index Fund	202,000	16,351,900
iShares S&P MidCap 400	185,000	15,440,100

		31,792,000

Gas Utilities—0.5%
Southern Union Company	160,000	4,862,400

General Merchandise Stores—0.5%
Dollar General Corporation	210,800	4,458,420

Health Care Equipment—0.3%
HealthTronics, Inc. *	510,000	2,748,900

Health Care Facilities—2.3%
Community Health Systems, Inc. *	185,000	6,521,250
Triad Hospitals, Inc. *	310,000	16,197,500

		22,718,750

Highways & Railtracks—0.8%
Quixote Corporation (1)	370,450	7,409,000

Home Furnishings—0.6%
Leggett & Platt, Inc.	268,700	6,091,429

Independent Power Producers & Energy Traders—0.0%
Dynegy, Inc. *	7,754	71,802

Industrial Conglomerates—3.0%
McDermott International, Inc. *	603,800	29,574,124

Insurance Brokers—0.4%
Hub International, Ltd.	96,000	4,001,280

Integrated Oil & Gas—1.5%
Murphy Oil Corporation	279,000	14,898,600

Life & Health Insurance—0.4%
KMG America Corporation *	905,400	4,192,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Mortgage REIPs—2.5%
HomeBanc Corporation	650,000	$2,268,500
Luminent Mortgage Capital, Inc.	750,000	6,705,000
MFA Mortgage Investments, Inc.	1,200,000	9,240,000
Opteum, Inc. (1)(2)	1,474,400	6,634,800

		24,848,300

Multi-Line Insurance—1.3%
American Financial Group, Inc.	382,500	13,020,300

Oil & Gas Drilling—2.3%
Helmerich & Payne, Inc.	740,000	22,451,600

Oil & Gas Equipment & Services—1.3%
Key Energy Services, Inc. *	780,000	12,753,000

Oil & Gas Exploration & Production—1.5%
Gulfport Energy Corporation *	260,000	3,473,600
Newfield Exploration Company *	260,000	10,844,600

		14,318,200

Oil & Gas Refining & Marketing—0.4%
Nova Biosource Fuels, Inc. * (1)	1,354,900	3,725,975

Oil & Gas Storage & Transportation—4.1%
Double Hull Tankers, Inc.	340,500	5,032,590
Williams Companies, Inc.	1,234,000	35,119,640

		40,152,230

Packaged Foods & Meats—3.6%
Hormel Foods Corporation	500,000	18,595,000
JM Smucker Company	305,000	16,262,600

		34,857,600

Paper Packaging—2.8%
Bemis Company, Inc.	440,000	14,691,600
Sonoco Products Company	345,600	12,987,648

		27,679,248

Personal Products—2.0%
Alberto-Culver Company	180,000	4,118,400
Playtex Products, Inc. *	1,150,000	15,605,500

		19,723,900

Property & Casualty Insurance—4.1%
Allegheny Corporation *	28,196	10,533,973
Hanover Insurance Group, Inc.	212,000	9,777,440
North Pointe Holdings Corporation * (1)(2)	525,000	6,347,250
United America Indemnity, Ltd. *	154,500	3,584,400
W.R. Berkley Corporation	282,500	9,356,400

		39,599,463

Regional Banks—1.0%
South Financial Group, Inc.	3,400	84,048
Wilmington Trust Corporation	232,000	9,783,440

		9,867,488

Semiconductor Equipment—0.8%
Ultratech, Inc. *	603,800	8,217,718

Semiconductors—2.1%
Applied Micro Circuits Corporation *	850,000	3,102,500
IXYS Corporation *	926,000	9,472,980
STATS ChipPAC, Ltd. ADR *	700,000	8,414,000

		20,989,480

Soft Drinks—0.9%
Cott Corporation *	633,600	8,477,568

Specialized Consumer Services—1.3%
Regis Corporation	309,200	12,482,404

Specialty Chemicals—0.9%
Material Sciences Corporation *	85,700	855,286
Minerals Technologies, Inc.	134,100	8,335,656

		9,190,942

Specialty Stores—0.2%
Sally Beauty Holdings, Inc. *	180,000	1,654,200

Tires & Rubber—1.5%
Bandag, Inc.	296,000	15,004,240

Trading Companies & Distributors—1.1%
United Rentals, Inc. * (3)	383,000	10,532,500

TOTAL COMMON STOCK (Cost $706,260,784)		$897,775,992

PREFERRED STOCK—0.2%
Diversified Metals & Mining—0.1%
Arch Coal, Inc.	4,600	686,550

Environmental & Facilities Services—0.1%
ThermoEnergy Corporation PIPE * (1)(2)(4)(5)	1,745,000	523,500

Metal & Glass Containers—0.0%
Owens-Illinois, Inc.	11,000	421,300

TOTAL PREFERRED STOCK (Cost $2,281,297)		$1,631,350

WARRANTS—0.2%
Warrants—0.2%
Lime Energy Company $ 1.00, 3/19/2009 (1)	29,517	12,494
Nova Biosource Fuels, Inc. $ 2.40, 7/5/2011 (1)	677,450	1,286,330
ThermoEnergy Corporation $ 0.75, 7/14/2008 (1)(2)(4)	1,745,000	145,010

		1,443,834

TOTAL WARRANTS (Cost $1,561,837)		1,443,834

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2007 (Unaudited) - continued

	Principal Amount	Value
CONVERTIBLE BOND—0.4%
Natural Gas—0.4%
Hanover Compressor Company
4.75%, 2008	$4,000,000	$3,880,000

TOTAL CONVERTIBLE BOND (Cost $3,955,478)		$3,880,000

ASSET BACKED COMMERCIAL PAPER—4.9%
Financial Companies - Diversified—1.3%
Amstel Funding Corporation
5.27%, 4/16/2007	2,500,000	2,494,510
Amsterdam Funding Corporation
5.25%, 4/9/2007	4,100,000	4,095,217
5.25%, 4/11/2007	3,500,000	3,494,896
5.25%, 4/23/2007	3,000,000	2,990,375

		13,074,998

Financial Companies - Miscellaneous
Receivables—2.0%
Fairway Finance Corporation
5.255%, 4/4/2007	2,000,000	1,999,124
5.27%, 4/23/2007	1,000,000	996,779
Falcon Asset Securitization Corporation
5.262%, 4/17/2007	4,000,000	3,990,645
5.27%, 4/20/2007	1,220,000	1,216,607
5.27%, 4/26/2007	4,000,000	3,985,361
Jupiter Securitization Corporation
5.26%, 4/4/2007	2,500,000	2,498,904
5.26%, 4/12/2007	1,800,000	1,797,107
5.27%, 4/16/2007	2,700,000	2,694,071

		19,178,598

Financial Companies - Trade & Term
Receivables—0.9%
CAFCO LLC
5.25%, 4/13/2007	3,500,000	3,493,875
5.26%, 4/18/2007	1,200,000	1,197,019
Eureka Securitization
5.26%, 4/3/2007	4,000,000	3,998,831

		8,689,725

Financial Companies - Trade
Receivables—0.7%
Old Line Funding LLC
5.255%, 4/2/2007	3,449,000	3,448,497
5.26%, 4/5/2007	3,600,000	3,597,896

		7,046,393

TOTAL ASSET BACKED COMMERCIAL PAPER		$47,989,714

(Cost $47,989,714)
COMMERCIAL PAPER 3.0%
Automotive—0.2%
American Honda Finance
5.21%, 4/12/2007	2,100,000	2,096,657

Banking—0.7%
UBS Finance (DE) LLC
5.245%, 4/20/2007	3,000,000	2,991,695
5.245%, 4/30/2007	3,500,000	3,485,212

		6,476,907

Brokerage—0.4%
Merrill Lynch & Company, Inc.
5.25%, 4/19/2007	3,800,000	3,790,025

Electric—0.4%
Southern Company
5.27%, 4/24/2007	4,500,000	4,484,849

Non U.S. Banking—0.6%
Bank of Ireland
5.30%, 4/5/2007	1,600,000	1,599,058
5.25%, 4/10/2007	1,000,000	998,687
Danske Corporation
5.25%, 4/27/2007	3,000,000	2,988,625

		5,586,370

Pharmaceuticals—0.7%
Abbott Laboratories
5.23%, 4/10/2007	3,000,000	2,996,077
5.23%, 4/18/2007	3,000,000	2,992,591
5.23%, 4/27/2007	1,000,000	996,223

		6,984,891

TOTAL COMMERCIAL PAPER (Cost $29,419,699)		$29,419,699

REPURCHASE AGREEMENT—0.1%
United Missouri Bank, 4.89%, dated 3/30/07, matures 4/02/07; repurchase amount $893,364 (Collateralized by GNMA, 4.50%, 12/20/27 & U.S. Treasury Note, 4.875%, 4/3/11 with values of $480,697 and $430,618 respectively)	$893,000	$893,000

TOTAL REPURCHASE AGREEMENT (Cost $893,000)		$893,000

Total Investments (Security Equity Fund - Mid Cap Value Series)		$983,033,589
(Cost $792,361,809)—100.6%
Liabilities in Excess of Other Assets—(0.6)%		(5.468.707)

TOTAL NET ASSETS—100.0%		$977,564,882

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $792,361,809.

*	—Non-income producing security
1	—Security is deemed illiquid. See Note 9 in notes to financial statements.
2	—Investment in an affiliated issuer. See Note 11 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Mid Cap Value Series
March 31, 2007 (Unaudited) - continued

3	—Security is segregated as collateral for open written option contracts.
4	—Security is restricted from resale. See Note 7 in notes to financial statements.
5	—PIPE (Private Investment in Public Equity)—Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Glossary:

ADR	—American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Mid Cap Value Series (unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments in unaffiliated issues, at value[1]	$953,325,809
Investments in affiliated issues, at value[2]	29,707,780

Total investments	983,033,589
Cash	6,879
Receivables:
Securities sold	271,241
Fund shares sold	2,400,506
Interest	8,777
Dividends	292,857
Prepaid expenses	90,238

Total assets	986,104,087

Liabilities:
Payable for:
Securities purchased	5,085,818
Fund shares redeemed	1,402,595
Written options, at value (premiums received $610,913)	781,770
Management fees	657,842
Custodian fees	4,204
Transfer agent/maintenance fees	71,316
Administration fees	79,072
Professional fees	32,432
12b-l distribution plan fees	388,340
Other	35,816

Total liabilities	8,539,205

Net Assets	$977,564,882

Net assets consist of:
Paid in capital	$742,741,498
Undistributed net investment income	341,884
Undistributed net realized gain on sale of investments and options written	43,980,578
Net unrealized appreciation in value of investments and options written	190,500,922

Net assets	$977,564,882

Class A:
Capital shares outstanding (unlimited number of shares authorized)	17,324,873
Net assets	$687,498,149
Net asset value and redemption price per share	$39.68

Maximum offering price per share (net asset value divided by 94.25%)	$42.10

Class B:
Capital shares outstanding (unlimited number of shares authorized)	3,159,695
Net assets	$113,489,427
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$35.92

Class C:
Capital shares outstanding (unlimited number of shares authorized)	4,816,580
Net assets	$176,577,306
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$36.66

[1] Investments in unaffiliated issues, at cost	$747,930,667
[2] Investments in affiliated issues, at cost	44,431,142

Total cost	792,361,809

Statement of Operations
For the Six Months Ended March 31, 2007

Investment Income:
Dividends from securities of unaffiliated issuers	$9,007,057
Dividends from securities of affiliated issuers	147,440
Interest	1,986,885

Total investment income	11,141,382

Expenses:
Management fees	3,719,270
Custodian fees	25,278
Transfer agent/maintenance fees	648,913
Administration fees	441,858
Directors’ fees	11,918
Professional fees	44,867
Reports to shareholders	33,368
Registration fees	45,090
Other expenses	24,436
12b-l distribution plan fees-Class A	805,301
12b-l distribution plan fees-Class B	565,164
12b-l distribution plan fees-Class C	840,239

Total expenses	7,205,702
Less: Earnings credits	(103)

Net expenses	7,205,599

Net investment income	3,935,783

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	46,493,993
Options written	804,747

Net realized gain	47,298,740

Net unrealized appreciation during the period on:
Investments	33,108,932
Options written	582,198

Net unrealized appreciation	33,691,130

Net realized and unrealized gain	80,989,870

Net increase in net assets resulting from operations	$84,925,653

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Statement of Changes in Net Assets	Mid Cap Value Series

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,935,783	$(1,056,502)
Net realized gain during the period on investments and options written	47,298,740	53,841,896
Net unrealized appreciation during the period on investments and options written	33,691,130	8,972,790

Net increase in net assets resulting from operations	84,925,653	61,758,184

Distributions to shareholders from:
Net investment income
Class A	(3,593,899)	—
Net realized gain
Class A	(32,959,838)	(21,770,226)
Class B	(6,506,051)	(5,997,235)
Class C	(9,330,424)	(6,154,241)

Total distributions to shareholders	(52,390,212)	(33,921,702)

Capital share transactions:
Proceeds from sale of shares
Class A	145,501,178	336,551,934
Class B	8,854,397	24,068,613
Class C	24,254,304	66,012,687
Distributions reinvested
Class A	32,587,928	20,081,172
Class B	6,199,076	5,715,437
Class C	8,812,099	5,766,876
Cost of shares redeemed
Class A	(109,931,094)	(153,088,973)
Class B	(13,992,131)	(22,952,102)
Class C	(14,693,462)	(17,136,873)

Net increase from capital share transactions	87,592,295	265,018,771

Net increase in net assets	120,127,736	292,855,253

Net assets:
Beginning of period	857,437,146	564,581,893

End of period	$977,564,882	$857,437,146

Undistributed net investment income at end of period	$341,884	$—

Capital Share Activity:
Shares sold
Class A	3,706,867	8,840,332
Class B	246,104	695,272
Class C	668,302	1,858,360
Shares reinvested
Class A	840,394	565,349
Class B	176,260	176,130
Class C	245,462	174,331
Shares redeemed
Class A	(2,798,733)	(4,094,527)
Class B	(392,692)	(663,202)
Class C	(403,355)	(485,231)

The accompanying notes are an integral part of the financial statements.

43

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Value Series

Class A	Six Months Ended March 31, 2007[f]	2006	2005	2004	2003	Year Ended, September 30, 2002
Per Share Data
Net asset value, beginning of period	$38.27	$36.34	$30.45	$24.48	$16.90	$18.04

Income (loss) from investment operations:
Net investment income (loss)[b]	0.21	0.04	0.01	(0.09)	(0.07)	(0.04)
Net gain (loss) on securities (realized and unrealized)	3.52	3.96	8.16	6.32	7.65	(0.78)

Total from investment operations	3.73	4.00	8.17	6.23	7.58	(0.82)

Less distributions:
Dividends from net investment income	(0.23)	—		—	—	—
Distributions from realized gains	(2.09)	(2.07)	(2.28)	(0.26)	—	(0.21)
Return of capital	—	—	—	—	—	(0.11)

Total distributions	(2.32)	(2.07)	(2.28)	(0.26)	—	(0.32)

Net asset value, end of period	$39.68	$38.27	$36.34	$30.45	$24.48	$16.90

Total Return[a]	9.89%	11.44%	27.77%	25.59%	44.85%	(4.89)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$687,498	$596,074	$373,031	$215,659	$113,822	$68,544

Ratios to average net assets:
Net investment income (loss)	1.07%	0.10%	0.04%	(0.31)%	(0.33)%	(0.20)%
Total expenses[d]	1.33%	1.36%	1.41%	1.48%	1.65%	1.45%
Net expenses[e]	1.33%	1.36%	1.41%	1.48%	1.65%	1.45%

Portfolio turnover rate	35%	33%	19%	45%	52%	51%

Class B	Six Months Ended March 31, 2007[f]	2006	2005	2004	2003	Year Ended, September 30, 2002
Per Share Data
Net asset value, beginning of period	$34.76	$33.43	$28.37	$22.99	$15.99	$17.26

Income (loss) from investment operations:
Net investment income (loss)[b]	0.06	(0.23)	(0.22)	(0.28)	(0.20)	(0.21)
Net gain (loss) on securities (realized and unrealized)	3.19	3.63	7.56	5.92	7.20	(0.74)

Total from investment operations	3.25	3.40	7.34	5.64	7.00	(0.95)

Less distributions:
Distributions from realized gains	(2.09)	(2.07)	(2.28)	(0.26)	—	(0.21)
Return of capital	—	—	—	—	—	(0.11)

Total distributions	(2.09)	(2.07)	(2.28)	(0.26)	—	(0.32)

Net asset value, end of period	$35.92	$34.76	$33.43	$28.37	$22.99	$15.99

Total Return[a]	9.48%	10.60%	26.83%	24.67%	43.78%	(5.88)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,489	$108,784	$97,664	$74,650	$53,947	$37,136

Ratios to average net assets:
Net investment income (loss)	0.35%	(0.68)%	(0.72)%	(1.07)%	(1.08)%	(1.09)%
Total expenses[d]	2.08%	2.11%	2.16%	2.23%	2.40%	2.34%
Net expenses[e]	2.08%	2.11%	2.16%	2.23%	2.40%	2.34%

Portfolio turnover rate	35%	33%	19%	45%	52%	51%

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Value Series

Class C	Six Months Ended March 31, 2007[f]	2006	2005	2004	2003	Year Ended, September 30, 2002[e]
Per Share Data
Net asset value, beginning of period	$35.43	$34.03	$28.85	$23.37	$16.26	$17.53

Income (loss) from investment operations:
Net investment income (loss)[b]	0.06	(0.22)	(0.21)	(0.29)	(0.21)	(0.21)
Net gain (loss) on securities (realized and unrealized)	3.26	3.69	7.67	6.03	7.32	(0.74)

Total from investment operations	3.32	3.47	7.46	5.74	7.11	(0.95)

Less distributions:
Distributions from realized gains	(2.09)	(2.07)	(2.28)	(0.26)	—	(0.21)
Return of capital	—	—	—	—	—	(0.11)

Total distributions	(2.09)	(2.07)	(2.28)	(0.26)	—	(0.32)

Net asset value, end of period	$36.66	$35.43	$34.03	$28.85	$23.37	$16.26

Total Return[a]	9.50%	10.62%	26.80%	24.70%	43.73%	(5.79)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$176,577	$152,579	$93,887	$54,133	$32,999	$18,785

Ratios to average net assets:
Net investment income (loss)	0.34%	(0.65)%	(0.71)%	(1.06)%	(1.08)%	(1.06)%
Total expenses[d]	2.08%	2.11%	2.16%	2.23%	2.40%	2.35%
Net expenses[e]	2.08%	2.11%	2.16%	2.23%	2.40%	2.35%

Portfolio turnover rate	35%	33%	19%	45%	52%	51%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[d]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[e]	Net expense information reflects expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[f]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

45

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Security Equity Fund

Select 25 Series

Adviser,

Security Management Company, LLC

Security Equity Fund
Performance Summary	Select 25 Series
March 31, 2007	(unaudited)

PERFORMANCE

Security Select 25 Series vs. Russell 1000 Growth Index

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Select 25 Series on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends are reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	Since Inception
A Shares	(1.66)%	2.12%	0.07% (1-29-99)
A Shares with sales charge	(7.28)%	0.92%	(0.65)% (1-29-99)
B Shares	(2.47)%	1.34%	(0.63)% (1-29-99)
B Shares with CDSC	(7.35)%	0.96%	(0.63)% (1-29-99)
C Shares	(2.46)%	1.33%	(0.61)% (1-29-99)
C Shares with CDSC	(3.44)%	1.33%	(0.61)% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	10.52%
Consumer Staples	6.42
Energy	12.27
Financials	16.97
Health Care	12.84
Industrials	15.76
Information Technology	13.84
Materials	1.07
Exchange Traded Funds	7.06
Repurchase Agreement	3.41
Liabilities in excess of other assets	(0.16)
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

48

Security Equity Fund
Performance Summary	Select 25 Series
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses Paid During Period[2]
Select 25
Series—Class A
Actual	$1,000.00	$1,020.30	$7.71
Hypothetical	1,000.00	1,017.30	7.70
Select 25
Series—Class B
Actual	1,000.00	1,016.10	11.51
Hypothetical	1,000.00	1,013.51	11.50
Select 25
Series—Class C
Actual	1,000.00	1,016.00	11.51
Hypothetical	1,000.00	1,013.51	11.50

[1]

The actual ending account value is based on the actual total return of the Series for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 2.03%, 1.61% and 1.60%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.53%, 2.29% and 2.29% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Select 25 Series
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—96.8%
Aerospace & Defense—3.1%
L-3 Communications Holdings, Inc.	18,813	$1,645,573

Air Freight & Logistics—5.0%
FedEx Corporation	24,943	2,679,627

Biotechnology—3.2%
Amgen, Inc. *	31,242	1,745,803

Broadcasting & Cable TV—1.5%
CBS Corporation (CI.B)	25,626	783,899

Coal & Consumable Fuels—2.1%
Evergreen Energy, Inc. *	172,100	1,130,697

Communications Equipment—6.3%
ADC Telecommunications, Inc. *	110,374	1,847,661
Cisco Systems, Inc. *	61,000	1,557,330

		3,404,991

Construction & Engineering—2.2%
Shaw Group, Inc. *	37,154	1,161,806

Consumer Finance—7.3%
Capital One Financial Corporation	22,500	1,697,850
First Marblehead Corporation	49,213	2,209,172

		3,907,022

Data Processing & Outsourced Services—5.3%
First Data Corporation	40,346	1,085,307
Western Union Company	80,800	1,773,560

		2,858,867

Electric Utilities—0.0%
Progress Energy, Inc.—Contingent Value Obligation * (1)	400	124

Exchange Traded Funds—7.0%
iShares Russell 1000 Growth Index Fund	33,886	1,884,739
iShares S&P 500 Growth Index Fund	29,500	1,906,585

		3,791,324

Home Improvement Retail—5.3%
Home Depot, Inc.	78,272	2,875,713

Hotels, Resorts & Cruise Lines—2.6%
Carnival Corporation	30,333	1,421,404

Hypermarkets & Super Centers—4.3%
Wal-Mart Stores, Inc.	49,796	2,337,922

Industrial Gases—1.1%
Praxair, Inc.	9,101	572,999

Life Sciences Tools & Services—4.8%
Covance, Inc. *	43,592	2,586,749

Movies & Entertainment—1.1%
Viacom, Inc. (CI.B) *	13,953	573,608

Multi-Line Insurance—6.3%
American International Group, Inc.	50,634	3,403,618

Oil & Gas Equipment & Services—4.7%
Baker Hughes, Inc.	8,500	562,105
BJ Services Company	70,477	1,966,308

		2,528,413

Oil & Gas Storage & Transportation—5.5%
Williams Companies, Inc. (2)	103,259	2,938,751

Other Diversified Financial Services—3.4%
Citigroup, Inc.	35,323	1,813,483

Pharmaceuticals—4.8%
Johnson & Johnson	42,617	2,568,101

Soft Drinks—2.1%
PepsiCo, Inc.	17,495	1,111,982

Systems Software—2.2%
Microsoft Corporation	42,100	1,173,327

Trading Companies & Distributors—5.6%
W.W. Grainger, Inc.	38,653	2,985,558

TOTAL COMMON STOCK (Cost $48,262,527)		$52,001,361

	Principal Amount	Value
REPURCHASE AGREEMENT—3.4%
United Missouri Bank, 4.89%, dated 3/30/07, matures 4/2/07; repurchase amount $1,830,746 (Collateralized by U.S. Treasury Note, 4.375%, 5/15/07 with a value of $1,866,853)	$1,830,000	$1,830,000

TOTAL REPURCHASE AGREEMENT (Cost $1,830,000)		$1,830,000

Total Investments (Security Equity Fund—Select 25 Series)		$53,831,361
(Cost $50,092,527)—100.2%
Liabilities in Excess of Other Assets—(0.2)%		(85,590)

TOTAL NET ASSETS—100.0%		$53,745,771

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $50,191,979.

*	-Non-income producing security
1	-Security is deemed illiquid. See Note 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	Security Equity Fund - Select 25 Series
March 31, 2007 (Unaudited) - continued

[2]	- Security is segregated as collateral for open written option contracts.

See notes to financial statements

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Select 25 Series
(unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$53,831,361
Cash	354
Receivables:
Fund shares sold	29,493
Dividends	23,572
Prepaid expenses	27,942

Total assets	53,912,722

Liabilities:
Payable for
Fund shares redeemed	35,328
Written options, at value (premiums received, $27,218)	24,960
Management fees	34,704
Custodian fees	2,961
Transfer agent/maintenance fees	12,203
Administration fees	4,501
Professional fees	18,264
12b-l distribution plan fees	28,052
Other	5,978

Total liabilities	166,951

Net Assets	$53,745,771

Net assets consist of:
Paid in capital	$61,830,371
Accumulated net investment loss	(211,806)
Accumulated net realized loss on sale of investments and options written	(11,613,886)
Net unrealized appreciation in value of investments and options written	3,741,092

Net assets	$53,745,771

Class A:
Capital shares outstanding (unlimited number of shares authorized)	2,833,624
Net assets	$28,504,140
Net asset value and redemption price per share	$10.06

Maximum offering price per share (net asset value divided by 94.25%)	$10.67

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,417,390
Net assets	$13,439,700

Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.48

Class C:
Capital shares outstanding (unlimited number of shares authorized)	1,240,698
Net assets	$11,801,931
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.51

[1]Investments, at cost	$50,092,527

Statement of Operations

For the Six Months Ended March 31, 2007

Investment Income:
Dividends	$295,167
Interest	54,108

Total investment income	349,275

Expenses:
Management fees	222,052
Custodian fees	4,854
Transfer agent/maintenance fees	97,964
Administration fees	28,303
Directors’ fees	1,010
Professional fees	8,308
Registration fees	16,872
Other expenses	1,361
12b-l distribution plan fees—Class A	38,570
12b-l distribution plan fees—Class B	78,020
12b-l distribution plan fees—Class C	63,769

Total expenses	561,083
Less: Earnings credits	(2)

Net expenses	561,081

Net investment loss	(211,806)

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	5,710,442
Options written	77,650

Net realized gain	5,788,092

Net unrealized appreciation (depreciation) during the period on:
Investments	(4,338,468)
Options written	30,885

Net unrealized depreciation	(4,307,583)

Net realized and unrealized gain	1,480,509

Net increase in net assets resulting from operations	$1,268,703

The accompanying notes are an integral part of the financial statements.

52

Security Equity Fund
Statement of Changes in Net Assets	Select 25 Series

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(211,806)	$(376,395)
Net realized gain during the period on investments and options written	5,788,092	1,021,606
Net unrealized appreciation (depreciation) during the period on investments and options written	(4,307,583)	3,322,165

Net increase in net assets resulting from operations	1,268,703	3,967,376

Capital share transactions:
Proceeds from sale of shares
Class A	4,778,248	7,864,377
Class B	656,142	4,340,849
Class C	798,019	2,041,112
Issuance of shares in connection with Enhanced Index Series, Large Cap Growth Series & Social Awareness Series (Note 12)
Class A	—	15,062,441
Class B	—	9,166,885
Class C	—	8,374,157
Cost of shares redeemed
Class A	(7,063,364)	(6,429,656)
Class B	(3,608,282)	(4,179,088)
Class C	(2,012,188)	(2,220,890)

Net increase (decrease) from capital share transactions	(6,451,425)	34,020,187

Net increase (decrease) in net assets	(5,182,722)	37,987,563

Net assets:
Beginning of period	58,928,493	20,940,930

End of period	$53,745,771	$58,928,493

Accumulated net investment loss at end of period	$(211,806)	$—

Capital Share Activity:
Shares sold
Class A	468,076	803,448
Class B	67,658	468,049
Class C	81,993	220,684
Issuance of shares in connection with Enhanced Index Series, Large Cap Growth Series & Social Awareness Series (Note 12)
Class A	—	1,968,338
Class B	—	929,480
Class C	—	826,684
Shares redeemed
Class A	(685,058)	(676,660)
Class B	(373,210)	(459,639)
Class C	(206,568)	(244,326)

The accompanying notes are an integral part of the financial statements.

53

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Select 25 Series

Class A	Six Months Ended March 31, 2007[g]	2006[d]	2005	2004	2003	Year Ended September 30, 2002
Per Share Data
Net asset value, beginning of period	$9.86	$9.36	$7.81	$7.27	$6.52	$7.58

Income (loss) from investment operations:
Net investment loss[b]	(0.02)	(0.06)	(0.07)	(0.06)	(0.05)	(0.07)
Net gain (loss) on securities (realized and unrealized)	0.22	0.56	1.62	0.60	0.80	(0.99)

Total from investment operations	0.20	0.50	1.55	0.54	0.75	(1.06)

Net asset value, end of period	$10.06	$9.86	$9.36	$7.81	$7.27	$6.52

Total Return[a]	2.03%	5.34%	19.85%	7.43%	11.50%	(13.98)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,504	$30,078	$8,912	$9,228	$10,396	$11,933

Ratios to average net assets:
Net investment loss	(0.35)%	(0.68)%	(0.79)%	(0.75)%	(0.70)%	(0.81)%
Total expenses[e]	1.53%	1.76%	1.67%	1.56%	1.63%	1.46%
Net expenses	1.53%	1.76%	1.67%	1.56%	1.63%	1.46%

Portfolio turnover rate	30%	39%	13%	44%	54%	33%

Class B	Six Months Ended March 31, 2007[g]	2006[d]	2005	2004	2003	Year Ended September 30, 2002
Per Share Data
Net asset value, beginning of period	$9.33	$8.92	$7.50	$7.04	$6.36	$7.44

Income (loss) from investment operations:
Net investment loss[b]	(0.05)	(0.13)	(0.13)	(0.11)	(0.10)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.20	0.54	1.55	0.57	0.78	(0.95)

Total from investment operations	0.15	0.41	1.42	0.46	0.68	(1.08)

Net asset value, end of period	$9.48	$9.33	$8.92	$7.50	$7.04	$6.36

Total Return[a]	1.61%	4.60%	18.93%	6.53%	10.69%	(14.52)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,440	$16,073	$7,000	$7,333	$8,203	$8,566

Ratios to average net assets:
Net investment loss	(1.11)%	(1.46)%	(1.54)%	(1.50)%	(1.45)%	(1.56)%
Total expenses[e]	2.29%	2.53%	2.42%	2.31%	2.38%	2.21%
Net expenses[f]	2.29%	2.53%	2.42%	2.31%	2.38%	2.21%

Portfolio turnover rate	30%	39%	13%	44%	54%	33%

The accompanying notes are an integral part of the financial statements.

54

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Select 25 Series

Class C	Six Months Ended March 31, 2007[g]	2006[d]	2005	2004	2003	Year Ended September 30, 2002[e]
Per Share Data
Net asset value, beginning of period	$9.36	$8.94	$7.52	$7.06	$6.38	$7.47

Income (loss) from investment operations:
Net investment loss[b]	(0.05)	(0.13)	(0.13)	(0.11)	(0.10)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.20	0.55	1.55	0.57	0.78	(0.96)

Total from investment operations	0.15	0.42	1.42	0.46	0.68	(1.09)

Net asset value, end of period	$9.51	$9.36	$8.94	$7.52	$7.06	$6.38

Total Return[a]	1.60%	4.70%	18.88%	6.52%	10.66%	(14.59)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,802	$12,777	$5,029	$5,866	$6,225	$3,954

Ratios to average net assets:
Net investment loss	(1.11)%	(1.44)%	(1.54)%	(1.50)%	(1.44)%	(1.56)%
Total expenses[e]	2.29%	2.52%	2.42%	2.31%	2.37%	2.21%
Net expenses[f]	2.29%	2.52%	2.42%	2.31%	2.37%	2.21%

Portfolio turnover rate	30%	39%	13%	44%	54%	33%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Net investment loss was computed using average shares outstanding throughout the period.
[c]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[d]

The financial highlights for the Select 25 Series exclude the historical financial highlights of the Enhanced Index Series, Class A, B and C shares, the Large Cap Growth Series, Class A, B and C shares and the Social Awareness Series Class A, B and C shares. A total of $29,412,366 was excluded from purchases in the portfolio turnover calculation. This was the cost of the securities Select 25 received as a result of the merger. The assets of the Enhanced Index, Large Cap Growth and Social Awareness Series’ were acquired by the Select 25 Series on June 16, 2006.

[e]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[g]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally.

Security Equity Fund

Small Cap Growth Series

Subadviser,

RS Investments

Security Equity Fund
Performance Summary	Small Cap Growth Series
March 31, 2007	(unaudited)

PERFORMANCE

Security Small Cap Growth Series vs. Russell 2000 Growth Index

$10,000 Since Inception

This chart assumes a $10,000 investment in Class A shares of Small Cap Growth Series on October 15, 1997 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	14.57%
Consumer Staples	1.16
Energy	5.32
Financials	14.28
Health Care	21.56
Industrials	14.21
Information Technology	20.82
Telecommunication Services	2.44
Repurchase Agreement	3.50
Cash & other assets, less liabilities	2.14
Total net assets	100.00%

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	Since Inception
A Shares	(4.12)%	8.80%	6.95% (10-15-97)
A Shares with sales charge	(9.64)%	7.52%	6.28% (10-15-97)
B Shares	(4.77)%	8.00%	6.12% (10-15-97)
B Shares with CDSC	(9.53)%	7.70%	6.12% (10-15-97)
C Shares	(4.80)%	8.01%	5.78% (1-29-99)
C Shares with CDSC	(5.76)%	8.01%	5.78% (1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

The accompanying notes are an integral part of the financial statements.

58

Security Equity Fund
Performance Summary	Small Cap Growth Series
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Series Expenses

Calculating your ongoing Series expenses

Example

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Series Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-071	Expenses Paid During Period[2]
Small Cap Growth
Series—Class A
Actual	$1,000.00	$1,085.70	$9.31
Hypothetical	1,000.00	1,016.01	9.00
Small Cap Growth
Series—Class B
Actual	1,000.00	1,082.10	13.24
Hypothetical	1,000.00	1,012.22	12.79
Small Cap Growth
Series—Class C
Actual	1,000.00	1,082.70	13.24
Hypothetical	1,000.00	1,012.22	12.79

[1]

The actual ending account value is based on the actual total return of the Series for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 8.57%, 8.21% and 8.27%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Series annualized expense ratio (1.79%, 2.55% and 2.55% for Class A, B and C shares, respectively), net of any applicable fee waivers and/or custodian earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Schedule of Investments	Security Equity Fund - Small Cap Growth Series
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—94.4%
Aerospace & Defense—5.8%
BE Aerospace, Inc. *	30,350	$962,095
Ceradyne, Inc. *	11,880	650,311
Heico Corporation	21,920	799,861
Ladish Company, Inc. *	15,190	571,752

		2,984,019

Airlines—0.7%
Allegiant Travel Company *	12,140	382,410

Alternative Carriers—1.1%
Time Warner Telecom, Inc. *	28,070	583,014

Apparel Retail—2.4%
Cache, Inc. *	25,770	457,418
Jos A. Bank Clothiers, Inc. *	22,826	806,899

		1,264,317

Application Software—2.8%
Advent Software, Inc. *	24,420	851,525
Concur Technologies, Inc. *	33,750	589,275

		1,440,800

Asset Management & Custody Banks—0.8%
Penson Worldwide, Inc. *	13,390	404,244

Broadcasting & Cable TV—0.7%
DG FastChannel, Inc. *	22,300	370,849

Casinos & Gaming—3.5%
Century Casinos, Inc. *	77,540	639,705
Scientific Games Corporation *	35,690	1,171,703

		1,811,408

Computer Hardware—0.8%
Cray, Inc. *	31,370	432,592

Education Services—1.1%
DeVry, Inc.	19,800	581,130

Electronic Equipment Manufacturers—0.6%
DTS, Inc. *	12,020	291,245

Environmental & Facilities Services—2.3%
Rollins, Inc.	31,390	722,284
Team, Inc. *	12,730	485,649

		1,207,933

Footwear—2.0%
CROCS, Inc. *	8,490	401,153
Iconix Brand Group, Inc. *	30,780	627,912

		1,029,065

Health Care Equipment—11.8%
American Medical Systems Holdings, Inc. *	44,560	943,335
Angiodynamics, Inc. *	39,020	659,048
Cutera, Inc. *	12,580	455,270
Kyphon, Inc. *	7,560	341,258
LeMaitre Vascular, Inc. *	84,190	543,026
Micrus Endovascular Corporation *	23,980	571,683
NuVasive, Inc. *	27,740	658,825
Orthovita, Inc. *	114,880	335,450
Resmed, Inc. *	15,760	793,831
Spectranetics Corporation *	76,620	819,834

		6,121,560

Health Care Facilities—2.6%
Five Star Quality Care, Inc. *	85,730	881,305
NovaMed, Inc. *	73,640	477,187

		1,358,492

Health Care Services—1.0%
HMS Holdings Corporation *	23,330	510,927

Health Care Supplies—1.6%
PolyMedica Corporation	19,962	844,991

Health Care Technology—2.5%
Systems Xcellence, Inc. *	25,200	474,768
Trizetto Group *	25,430	508,854
Vital Images, Inc. *	9,340	310,649

		1,294,271

Home Entertainment Software—2.7%
The9, Ltd. ADR *	20,230	682,560
THQ, Inc. *	20,390	697,134

		1,379,694

Human Resource & Employment Services—1.5%
Barrett Business Services	34,010	783,931

Industrial Machinery—1.3%
Flow International Corporation *	63,820	685,427

Integrated Telecommunication Services—1.3%
Cbeyond, Inc. *	23,110	677,816

Internet Retail—1.8%
NutriSystem, Inc. *	17,940	940,235

Internet Software & Services—12.2%
Cybersource Corporation *	52,490	656,650
DealerTrack Holdings, Inc. *	16,130	495,514
Equinix, Inc. *	5,245	449,129
j2 Global Communications, Inc. *	33,090	917,255
Marchex, Inc. (CI.B)	50,970	780,860
Navisite, Inc. *	98,750	593,487
Online Resources Corporation *	49,390	566,503
Perficient, Inc. *	30,660	606,455
RADVision, Ltd. *	24,250	572,300

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund - Small Cap Growth Series
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Internet Software & Services (continued)
WebEx Communications, Inc. *	11,530	$655,596

		6,293,749

Investment Banking & Brokerage—3.0%
Investment Technology Group, Inc. *	22,810	894,152
Optionable, Inc. *	32,300	191,539
optionsXpress Holdings, Inc.	19,560	460,442

		1,546,133

Leisure Facilities—1.2%
Life Time Fitness, Inc. *	12,010	617,434

Marine Ports & Services—1.2%
Aegean Marine Petroleum Network, Inc.	37,030	623,585

Mortgage REITs—1.7%
KKR Financial Corporation	32,030	878,583

Oil & Gas Equipment & Services—5.3%
Core Laboratories N.V. *	7,610	637,946
Dril-Quip, Inc. *	14,210	615,009
Oil States International, Inc. *	23,300	747,697
Superior Energy Services, Inc. *	21,860	753,514

		2,754,166

Packaged Foods & Meats—1.2%
SunOpta, Inc. *	50,690	603,211

Pharmaceuticals—2.0%
KV Pharmaceutical Company *	27,060	669,194
Medicis Pharmaceutical Corporation	11,700	360,594

		1,029,788

Property & Casualty Insurance—4.5%
Amerisafe, Inc. *	26,900	507,065
Amtrust Financial Services, Inc.	56,700	598,752
First Mercury Financial Corporation *	24,000	493,200
Security Capital Assurance, Ltd.	25,760	727,205

		2,326,222

Real Estate Management & Development—1.5%
FirstService Corporation *	27,180	749,624

Semiconductor Equipment—1.0%
Varian Semiconductor Equipment Associates, Inc. *	9,830	524,725

Semiconductors—0.8%
Atheros Communications, Inc. *	17,290	413,750

Specialized Consumer Services—1.8%
Steiner Leisure, Ltd. *	20,580	925,688

Specialized Finance—2.9%
International Securities Exchange Holdings, Inc.	13,290	648,552
Portfolio Recovery Associates, Inc. *	18,730	836,295

		1,484,847

Trading Companies & Distributors—0.7%
Houston Wire & Cable Company *	11,890	333,158

Trucking—0.7%
Old Dominion Freight Line, Inc. *	12,650	364,447

TOTAL COMMON STOCK (Cost $41,658,337)		$48,849,480

	Principal Amount	Value
REPURCHASE AGREEMENT—3.5%
United Missouri Bank, 4.89%, dated 3/30/07, matures 4/02/07; repurchase amount $1,815,740 (Collateralized by U.S. Treasury Note, 4.375%, 5/15/07 & U.S. Treasury Note, 6.50%, 2/15/10 with values of $1,596,677 & $255,412 respectively)	$1,815,00	$1,815,000

TOTAL REPURCHASE AGREEMENT (Cost $1,815,000)		$1,815,000

Total Investments (Security Equity Fund - Small Cap Growth Series)		$50,664,480
(Cost $43,473,337)—97.9%
Other Assets in Excess of Liabilities—2.1%		1,105,827

TOTAL NET ASSETS—100.0%		$51,770,307

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $43,704,684.

*	— Non-income producing security

Glossary:

ADR	— American Depositary Receipt

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security Equity Fund
Small Cap Growth Series
(unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$50,664,480
Cash	583
Receivables:
Fund shares sold	26,926
Securities sold	1,774,821
Dividends	2,059
Prepaid expenses	23,845

Total assets	52,492,714

Liabilities:
Payable for:
Securities purchased	582,865
Fund shares redeemed	54,604
Management fees	43,568
Custodian fees	2,298
Transfer agent/maintenance fees	8,492
Administration fees	4,679
Professional fees	8,348
12b-1 distribution plan fees	16,877
Directors’ fees	187
Other	489

Total liabilities	722,407

Net Assets	$51,770,307

Net assets consist of:
Paid in capital	$43,827,120
Accumulated net investment loss	(386,171)
Undistributed net realized gain on sale of investments	1,138,215
Net unrealized appreciation in value of investments	7,191,143

Net assets	$51,770,307

Class A:
Capital shares outstanding (unlimited number of shares authorized)	2,497,688
Net assets	$42,396,451
Net asset value and redemption price per share	$16.97

Maximum offering price per share (net asset value divided by 94.25%)	$18.01

Class B:
Capital shares outstanding (unlimited number of shares authorized)	350,639
Net assets	$5,455,375
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.56

Class C:
Capital shares outstanding (unlimited number of shares authorized)	247,283
Net assets	$3,918,481
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$15.85

[1] Investments, at cost	$43,473,337

Statement of Operations For the Six Months Ended March 31, 2007

Investment Income:
Dividends	$64,139
Interest	91,547

Total investment income	155,686

Expenses:
Management fees	281,341
Custodian fees	13,271
Transfer agent/maintenance fees	77,791
Administration fees	27,712
Directors’ fees	1,302
Professional fees	12,522
Reports to shareholders	1,732
Registration fees	17,715
Other expenses	1,838
12b-1 distribution plan fees—Class A	57,921
12b-1 distribution plan fees—Class B	28,646
12b-1 distribution plan fees—Class C	21,009

Total expenses	542,800
Less: Earnings credits	(943)

Net expenses	541,857

Net investment loss	(386,171)

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	3,429,937

Net realized gain	3,429,937

Net unrealized appreciation during the period on:
Investments	1,666,100

Net realized and unrealized gain	5,096,037

Net increase in net assets resulting from operations	$4,709,866

The accompanying notes are an integral part of the financial statements.

62

Security Equity Fund
Statement of Changes in Nets Assets	Small Cap Growth Series

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(386,171)	$(722,692)
Net realized gain during the period on investments	3,429,937	1,764,643
Net unrealized appreciation (depreciation) during the period on investments	1,666,100	(1,130,941)

Net increase (decrease) in net assets resulting from operations	4,709,866	(88,990)

Capital share transactions:
Proceeds from sale of shares
Class A	8,030,559	34,591,629
Class B	375,210	2,145,297
Class C	442,327	1,341,687
Cost of shares redeemed
Class A	(14,994,614)	(11,879,893)
Class B	(1,298,578)	(4,367,496)
Class C	(1,168,999)	(1,407,378)

Net increase (decrease) from capital share transactions	(8,614,095)	20,423,846

Net increase (decrease) in net assets	(3,904,229)	20,334,856

Net assets:
Beginning of period	55,674,536	35,339,680

End of period	$51,770,307	$55,674,536

Accumulated net investment loss at end of period	$(386,171)	$—

Capital Share Activity:
Shares sold
Class A	486,272	2,223,136
Class B	24,521	141,177
Class C	28,509	87,821
Shares redeemed
Class A	(896,807)	(751,218)
Class B	(85,560)	(296,698)
Class C	(75,160)	(90,959)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Small Cap Growth Series

Class A	Six Months Ended March 31, 2007[g]	2006	2005	2004	2003	Year Ended September 30, 2002[f]
Per Share Data
Net asset value, beginning of period	$15.63	$15.76	$13.11	$11.63	$7.88	$9.80
Income (loss) from investment operations:
Net investment loss[c]	(0.10)	(0.23)	(0.24)	(0.25)	(0.18)	(0.20)
Net gain (loss) on securities (realized and unrealized)	1.44	0.10	2.89	1.73	3.93	(1.72)

Total from investment operations	1.34	(0.13)	2.65	1.48	3.75	(1.92)
Net asset value, end of period	$16.97	$15.63	$15.76	$13.11	$11.63	$7.88

Total Return[a]	8.57%	(0.82)%	20.21%	12.73%	47.59%	(19.59)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,396	$45,451	$22,637	$21,443	$14,406	$8,350
Ratios to average net assets:
Net investment loss	(1.24)%	(1.46)%	(1.67)%	(1.95)%	(2.01)%	(1.93)%
Total expenses[b]	1.80%	2.01%	2.10%	2.09%	2.51%	2.14%
Net expenses[d]	1.79%	2.01%	2.10%	2.09%	2.25%	2.14%
Portfolio turnover rate	171%	136%	134%	157%	206%	302%

Class B	Six Months Ended March 31, 2007[g]	2006	2005	2004	2003	Year Ended September 30, 2002[f]
Per Share Data
Net asset value, beginning of period	$14.38	$14.60	$12.24	$10.94	$7.47	$9.37
Income (loss) from investment operations:
Net investment loss[c]	(0.15)	(0.36)	(0.33)	(0.33)	(0.24)	(0.26)
Net gain (loss) on securities (realized and unrealized)	1.33	0.14	2.69	1.63	3.71	(1.64)

Total from investment operations	1.18	(0.22)	2.36	1.30	3.47	(1.90)
Net asset value, end of period	$15.56	$14.38	$14.60	$12.24	$10.94	$7.47

Total Return[a]	8.21%	(1.51)%	19.28%	11.88%	46.45%	(20.28)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,455	$5,919	$8,283	$9,218	$6,838	$4,292
Ratios to average net assets:
Net investment loss	(1.99)%	(2.31)%	(2.41)%	(2.69)%	(2.76)%	(2.69)%
Total expenses[b]	2.55%	2.79%	2.85%	2.84%	3.23%	2.90%
Net expenses[d]	2.55%	2.79%	2.85%	2.83%	3.00%	2.90%
Portfolio turnover rate	171%	136%	134%	157%	206%	302%

The accompanying notes are an integral part of the financial statements.

64

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding through each period	Small Cap Growth Series

Class C	Six Months Ended March 31, 2007[g]	2006	2005	2004	2003	Year Ended September 30, 2002[e,f]
Per Share Data
Net asset value, beginning of period	$14.64	$14.88	$12.47	$11.15	$7.61	$9.53

Income (loss) from investment operations:
Net investment loss[c]	(0.16)	(0.35)	(0.33)	(0.33)	(0.24)	(0.26)
Net gain (loss) on securities (realized and unrealized)	1.37	0.11	2.74	1.65	3.78	(1.66)

Total from investment operations	1.21	(0.24)	2.41	1.32	3.54	(1.92)

Net asset value, end of period	$15.85	$14.64	$14.88	$12.47	$11.15	$7.61

Total Return[a]	8.27%	(1.61)%	19.33%	11.84%	46.52%	(20.15)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,918	$4,304	$4,420	$4,160	$3,533	$2,164

Ratios to average net assets:
Net investment loss	(1.99)%	(2.29)%	(2.42)%	(2.69)%	(2.76)%	(2.69)%
Total expenses[b]	2.55%	2.79%	2.85%	2.83%	3.23%	2.91%
Net expenses[d]	2.55%	2.79%	2.85%	2.82%	3.00%	2.91%

Portfolio turnover rate	171%	136%	134%	157%	206%	302%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects expense ratios after voluntary expense waivers and custodian earnings credits, as applicable.
[e]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[f]

RS Investments, Inc. became the sub–adviser of Small Cap Growth Series effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC paid Strong Capital Management, Inc. for sub–advisory services.

[g]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

65

This page left blank intentionally.

Security Large Cap

Value Fund

Adviser,

Security Management Company, LLC

Security
Performance Summary	Large Cap Value Fund
March 31, 2007	(unaudited)

PERFORMANCE

Security Large Cap Value Fund vs. Russell 1000 Value Index

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Large Cap Value Fund on March 31, 1997, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	10 Years or Since Inception
A Shares	14.62%	7.55%	5.26%
A Shares with sales charge	8.00%	6.29%	4.64%
B Shares	13.73%	6.74%	4.47%
B Shares with CDSC	8.73%	6.43%	4.47%
C Shares	13.62%	6.71%	2.31%
			(1-29-99)
C Shares with CDSC	12.62%	6.71%	2.31%
			(1-29-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	10.10%
Consumer Staples	10.04
Energy	13.44
Financials	18.77
Health Care	8.50
Industrials	17.04
Information Technology	2.68
Materials	5.09
Telecommunication Services	4.01
Utilities	1.59
Exchange Traded Funds	5.81
Asset Backed Commercial Paper	1.10
Commercial Paper	1.54
Repurchase Agreement	0.28
Cash & other assets, less liabilities	0.01
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

68

Security
Performance Summary	Large Cap Value Fund
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses Paid During Period[2]
Large Cap Value Fund
- Class A
Actual	$1,000.00	$1,099.70	$7.22
Hypothetical	1,000.00	1,018.05	6.94
Large Cap Value Fund
- Class B
Actual	1,000.00	1,096.10	11.08
Hypothetical	1,000.00	1,014.36	10.65
Large Cap Value Fund
- Class C
Actual	1,000.00	1,095.80	11.13
Hypothetical	1,000.00	1,014.31	10.70

[1]

The actual ending account value is based on the actual total return of the Fund for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 9.97%, 9.61% and 9.58%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio (1.38%, 2.12% and 2.13% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Schedule of Investments	Security Large Cap Value Fund
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK—97.1%
Aerospace & Defense—3.0%
United Technologies Corporation	42,400	$2,756,000

Agricultural Products—2.1%
Archer-Daniels-Midland Company	51,500	1,890,050

Aluminum—0.8%
Alcoa, Inc.	20,100	681,390

Broadcasting & Cable TV—3.0%
CBS Corporation (CI.B)	88,200	2,698,038

Building Products—0.9%
USG Corporation *	16,500	770,220

Computer Hardware—2.1%
Hewlett-Packard Company	46,500	1,866,510

Construction & Engineering—1.4%
Shaw Group, Inc. *	40,950	1,280,507

Consumer Finance—5.2%
Capital One Financial Corporation	25,000	1,886,500
First Marblehead Corporation	62,750	2,816,848

		4,703,348

Diversified Chemicals—2.7%
Dow Chemical Company	30,100	1,380,386
E.I. Du Pont de Nemours & Company	22,100	1,092,403

		2,472,789

Drug Retail—2.0%
CVS Corporation	54,100	1,846,974

Electric Utilities—1.6%
Edison International	29,300	1,439,509

Exchange Traded Funds—5.8%
iShares Russell 1000 Value Index Fund	31,600	2,627,224
iShares S&P 500 Value Index Fund	34,100	2,637,976

		5,265,200

Health Care Equipment—1.7%
Hospira, Inc. *	36,500	1,492,850

Health Care Services—3.7%
Medco Health Solutions, Inc. *	46,500	3,372,645

Home Improvement Retail—1.8%
Home Depot, Inc.	44,000	1,616,560

Hypermarkets & Super Centers—2.9%
Costco Wholesale Corporation	48,900	2,632,776

Industrial Conglomerates—8.9%
General Electric Company	77,400	2,736,864
McDermott International, Inc. * (1)	61,750	3,024,515
Tyco International, Ltd.	72,600	$2,290,530

		8,051,909

Integrated Oil & Gas—8.5%
Chevron Corporation	22,400	1,656,704
ConocoPhillips	20,300	1,387,505
Exxon Mobil Corporation	35,100	2,648,295
Sasol, Ltd. ADR	59,800	1,976,390

		7,668,894

Integrated Telecommunication Services—1.0%
Windstream Corporation	61,476	903,082

IT Consulting & Other Services—0.6%
Unisys Corporation *	66,400	559,752

Managed Health Care—3.1%
WellPoint, Inc. *	34,900	2,830,390

Movies & Entertainment—5.3%
News Corporation	95,500	2,207,960
Time Warner, Inc.	112,500	2,218,500
Viacom, Inc. (CI.B) *	10,000	411,100

		4,837,560

Multi-Line Insurance—4.3%
American International Group, Inc.	58,300	3,918,926

Oil & Gas Drilling—0.5%
Transocean, Inc. *	5,500	449,350

Oil & Gas Equipment & Services—1.5%
Halliburton Company	43,100	1,367,994

Oil & Gas Storage & Transportation—3.0%
Williams Companies, Inc.	94,500	2,689,470
Other Diversified Financial Services—5.3%
Citigroup, Inc.	58,000	2,977,720
JPMorgan Chase & Company	37,600	1,819,088

		4,796,808

Properly & Casualty Insurance—4.0%
Berkshire Hathaway, Inc. *	33	3,596,670

Railroads—2.8%
Union Pacific Corporation	25,400	2,579,370

Specially Chemicals—1.6%
Rohm & Haas Company	28,100	1,453,332

Tobacco—3.0%
Altria Group, Inc.	31,100	2,730,891

Wireless Telecommunication Services—3.0%
Alltel Corporation	11,100	688,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Large Cap Value Fund
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corporation	107,700	$2,041,992

		2,730,192

TOTAL COMMON STOCK (Cost $72,347, 296)		$87,949,956

	Principal Amount	Value
CORPORATE BOND—0.0%
Services—0.0%
American ECO Corporation 9.625%, 2008 (2)(3)(4)(5)	$125,000	—

TOTAL CORPORATE BOND (Cost $125,000)		$—

ASSET BACKED COMMERCIAL PAPER—1.1%
Financial Companies - Trade
Receivables—1.1%
Sheffield Receivables Corporation 5.35%, 4/2/2007	1,000,000	999,851

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $999,851)		$999,851

COMMERCIAL PAPER—1.5%
Brokerage—1.5%
Goldman Sachs Group, Inc. 5.30%, 4/3/2007	1,400,000	1,399,588

TOTAL COMMERCIAL PAPER (Cost $1,399,588)		$1,399,588

REPURCHASE AGREEMENT—0.3%
United Missouri Bank, 4.89%, dated 3/30/07, matures 4/02/07; repurchase amount $252,103 (Collateralized by GNMA, 4.50%, 10/16/28 with a value of $257,040)	$252,000	$252,000

TOTAL REPURCHASE AGREEMENT (Cost $252,000)		$252,000

Total Investments (Security Large Cap Value Fund) (Cost $75,123,735)—100.0%		$90,601,395
Other Assets in Excess of Liabilities—0.0%		11,424

TOTAL NET ASSETS—100.0%		$90,612,819

Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $75,236,341.

*	-Non-income producing security
1	-Security is segregated as collateral for open written option contracts.
2	-Security is deemed illiquid. See Note 9 in notes to financial statements.
3	-Security is in default of interest and/or principal obligations.
4	-Security was acquired through a private placement.
5	-Security is fair valued by the Board of Directors. See Note 8 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security
Large Cap Value Fund
(unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$90,601,395
Cash	884
Receivables:
Fund shares sold	56,397
Dividends	128,843
Prepaid expenses	42,657

Total assets	90,830,176

Liabilities:
Payable for:
Fund shares redeemed	91,813
Written options, at value (premiums received $7,648)	720
Management fees	49,553
Custodian fees	759
Transfer agent/maintenance fees	11,185
Administration fees	7,392
Professional fees	7,363
12b-l distribution plan fees	30,942
Directors’ fees	14,632
Other	2,998

Total liabilities	217,357

Net Assets	$90,612,819

Net assets consist of:
Paid in capital	$78,335,270
Undistributed net investment income	116,327
Accumulated net realized loss on sale of investments and options written	(3,323,366)
Net unrealized appreciation in value of investments and options written	15,484,588

Net assets	$90,612,819

Class A:
Capital shares outstanding (unlimited number of shares authorized)	8,539,064
Net assets	$71,773,900
Net asset value and redemption price per share	$8.41

Maximum offering price per share (net asset value divided by 94.25%)	$8.92

Class B:
Capital shares outstanding (unlimited number of shares authorized)	1,723,831
Net assets	$13,559,321
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$7.87

Class C:
Capital shares outstanding (unlimited number of shares authorized)	659,026
Net assets	$5,279,598
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$8.01

[1]Investments, at cost	$75,123,735

Statements of Operations

For the Six Months Ended March 31, 2007

Investment Income:
Dividends	$658,819
Interest	124,152

Total investment income	782,971

Expenses:
Management fees	281,348
Custodian fees	3,146
Transfer agent/maintenance fees	105,926
Administration fees	41,458
Directors’ fees	10,728
Professional fees	3,394
Reports to shareholders	3,489
Registration fees	23,501
Other expenses	14,797
12b-l distribution plan fees—Class A	85,963
12b-l distribution plan fees—Class B	65,873
12b-l distribution plan fees—Class C	23,118

Total expenses	662,741
Less: Earnings credits	(11)

Net expenses	662,730

Net investment income	120,241

Net Realized and Unrealized Gain (Loss):
Net realized gain during the period on:
Investments	2,043,620
Options written	118,384
Net realized gain	2,162,004
Net unrealized appreciation (depreciation) during the period on:
Investments	5,639,415
Options written	(498)

Net unrealized appreciation	5,638,917

Net realized and unrealized gain	7,800,921

Net increase in net assets resulting from operations	$7,921,162

The accompanying notes are an integral part of the financial statements.

72

Security
Statement of Changes in Net Assets	Large Cap Value Fund

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment income	$120,241	$26,815
Net realized gain during the period on investments and options written	2,162,004	2,351,724
Net unrealized appreciation during the period on investments and options written	5,638,917	4,881,917

Net increase in net assets resulting from operations	7,921,162	7,260,456

Distributions to shareholders from:
Net investment income
Class A	(25,135)	(232,389)

Total distributions to shareholders	(25,135)	(232,389)

Capital share transactions:
Proceeds from sale of shares
Class A	13,579,133	52,794,309
Class B	2,789,398	8,335,522
Class C	1,817,373	2,030,893
Distributions reinvested
Class A	23,953	214,200
Cost of shares redeemed
Class A	(12,929,609)	(39,239,195)
Class B	(3,196,776)	(5,067,244)
Class C	(449,574)	(1,707,635)

Net increase from capital share transactions	1,633,898	17,360,850

Net increase in net assets	9,529,925	24,388,917

Net assets:
Beginning of period	81,082,894	56,693,977

End of period	$90,612,819	$81,082,894

Undistributed net investment income at end of period	$116,327	$21,221

Capital Share Activity:
Shares sold
Class A	1,654,881	7,129,132
Class B	361,172	1,198,221
Class C	232,979	287,449
Shares reinvested
Class A	2,882	30,999
Shares redeemed
Class A	(1,590,987)	(5,369,253)
Class B	(414,457)	(753,462)
Class C	(57,435)	(250,401)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security Equity Fund
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Value Series

Class A	Six Months Ended March 31, 2007[i]	2006	2005[f]	2004	2003	Year Ended, September 30, 2002[c,e]
Per Share Data
Net asset value, beginning of period	$7.65	$6.78	$5.71	$5.11	$4.25	$5.37

Income (loss) from investment operations:
Net investment income[b]	0.02	0.01	0.03	0.01	0.02	0.01
Net gain (loss) on securities (realized and unrealized)	0.74	0.90	1.04	0.60	0.84	(1.10)

Total from investment operations	0.76	0.91	1.07	0.61	0.86	(1.09)

Less distributions:
Dividends from net investment income	—	(0.04)	—	(0.01)	—	(0.03)

Total distributions	—	(0.04)	—	(0.01)	—	(0.03)

Net asset value, end of period	$8.41	$7.65	$6.78	$5.71	$5.11	$4.25

Total Return[a]	9.97%	13.45%	18.74%	11.98%	20.24%	(20.51)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71,774	$64,786	$45,295	$43,071	$45,858	$32,997

Ratios to average net assets:
Net investment income	0.43%	0.17%	0.56%	0.19%	0.41%	0.20%
Total expenses[g]	1.38%	1.49%	1.61%	1.52%	1.45%	1.37%
Net expenses[h]	1.38%	1.49%	1.61%	1.52%	1.45%	1.37%

Portfolio turnover rate	18%	54%	110%	75%	76%	68%

Class B	Six Months Ended March 31, 2007[i]	2006	2005[f]	2004	2003	Year Ended, September 30, 2002[c,e]
Per Share Data
Net asset value, beginning of period	$7.18	$6.38	$5.42	$4.87	$4.08	$5.18

Income (loss) from investment operations:
Net investment loss[b]	(0.01)	(0.04)	(0.01)	(0.03)	(0.02)	(0.04)
Net gain (loss) on securities (realized and unrealized)	0.70	0.84	0.97	0.58	0.81	(1.06)

Total from investment operations	0.69	0.80	0.96	0.55	0.79	(1.10)

Net asset value, end of period	$7.87	$7.18	$6.38	$5.42	$4.87	$4.08

Total Return[a]	9.61%	12.54%	17.71%	11.29%	19.36%	(21.24)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,559	$12,761	$8,500	$10,164	$11,687	$4,905

Ratios to average net assets:
Net investment loss	(0.32)%	(0.58)%	(0.16)%	(0.57)%	(0.42)%	(0.71)%
Total expenses[g]	2.12%	2.26%	2.36%	2.27%	2.20%	2.27%
Net expenses[h]	2.12%	2.26%	2.36%	2.27%	2.20%	2.27%

Portfolio turnover rate	18%	54%	110%	75%	76%	68%

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each period	Large Cap Value Fund

Class C	Six Months Ended March 31, 2007[i]	2006	2005[f]	2004	2003	Year Ended, September 30, 2002[c,d,e]
Per Share Data
Net asset value, beginning of period	$7.31	$6.49	$5.52	$4.96	$4.16	$5.28

Income (loss) from investment operations:
Net investment loss[b]	(0.01)	(0.04)	(0.01)	(0.03)	(0.02)	(0.04)
Net gain (loss) on securities (realized and unrealized)	0.71	0.86	0.98	0.59	0.82	(1.08)

Total from investment operations	0.70	0.82	0.97	0.56	0.80	(1.12)

Net asset value, end of period	$8.01	$7.31	$6.49	$5.52	$4.96	$4.16

Total Return[a]	9.58%	12.63%	17.57%	11.29%	19.23%	(21.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,280	$3,536	$2,899	$2,561	$2,130	$1,510

Ratios to average net assets:
Net investment loss	(0.30)%	(0.60)%	(0.18)%	(0.57)%	(0.33)%	(0.72)%
Total expenses[g]	2.13%	2.25%	2.36%	2.28%	2.20%	2.25%
Net expenses[h]	2.13%	2.25%	2.36%	2.28%	2.20%	2.25%

Portfolio turnover rate	18%	54%	110%	75%	76%	68%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.
[c]

As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

[d]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[e]	Effective May 1, 2002 the fee structure for Security Large Cap Value Fund changed. Per share information reflects this change.
[f]	Security Management Company, LLC (SMC) became the advisor of Security Large Cap Value Fund effective June 30, 2005. Prior to June 30, 2005, SMC paid Dreyfus Corporation for sub–advisory services.
[g]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[h]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements, and custodian earnings credits, as applicable.
[i]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

75

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Security Mid Cap

Growth Fund

Adviser,

Security Management Company, LLC

Security
Performance Summary	Mid Cap Growth Fund
March 31, 2007	(unaudited)

PERFORMANCE

Security Mid Cap Growth Fund vs. Russell 2500 Growth Index

$10,000 Over Ten Years

This chart assumes a $10,000 investment in Class A shares of Security Mid Cap Growth Fund on March 31, 1997, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions of the redemption of fund shares. The Russell 2500 Growth Index is an unmanaged index that measures the performance of securities of small-to-mid U.S. companies with greater-than-average growth orientation.

Average Annual Returns

Periods Ended 3-31-07	1 Year	5 Years	10 Years or Since Inception
A Shares	(7.38)%	6.11%	12.47%
A Shares with sales charge	(12.69)%	4.87%	11.81%
B Shares	(8.16)%	5.33%	11.66%
B Shares with CDSC	(12.23)%	5.02%	11.66%
C Shares	(8.06)%	5.37%	8.64 (1-29-99)%
C Shares with CDSC	(8.88)%	5.37%	8.64 (1-29-99)%

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

Portfolio Composition by Sector as of 3-31-07

Consumer Discretionary	3.83%
Consumer Staples	2.02
Energy	16.59
Financials	7.15
Health Care	10.27
Industrials	19.99
Information Technology	27.12
Materials	4.95
Exchange Traded Funds	1.70
Warrants	0.21
Commercial Paper	3.71
Asset Backed Commerical Paper	2.02
Repurchase Agreement	0.12
Cash & other assets, less liabilities	0.32
Total net assets	100.00%

The accompanying notes are an integral part of the financial statements.

Security
Performance Summary	Mid Cap Growth Fund
March 31, 2007	(unaudited)

PERFORMANCE

Information About Your Fund’s Expenses

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 – March 31, 2007.

Actual Expenses

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses

	Beginning Account Value 10-01-06	Ending Account Value 03-31-07[1]	Expenses Paid During Period[2]
Mid Cap Growth Fund
- Class A
Actual	$1,000.00	$1,039.40	$7.12
Hypothetical	1,000.00	1,017.95	7.04

Mid Cap Growth Fund
- Class B
Actual	1,000.00	1,034.60	10.91
Hypothetical	1,000.00	1,014.21	10.80

Mid Cap Growth Fund
- Class C
Actual	1,000.00	1,035.10	10.91
Hypothetical	1,000.00	1,014.21	10.80

[1]

The actual ending account value is based on the actual total return of the Fund for the period from October 1, 2006 to March 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from October 1, 2006 to March 31, 2007 was 3.94%, 3.46% and 3.51%, for Class A, B and C shares, respectively.

[2]

Expenses are equal to the Fund’s annualized expense ratio (1.40%, 2.15% and 2.15% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Schedule of Investments	Security Mid Cap Growth Fund
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK -93.5%
Aerospace & Defense—1.3%
Argon ST, Inc. *	111,400	$2,947,644

Apparel, Accessories & Luxury Goods -0.9%
Maidenform Brands, Inc. *	87,500	2,018,625

Application Software—1.1%
TIBCO Software, Inc. *	307,000	2,615,640

Asset Management & Custody Banks—2.5%
Northern Trust Corporation	97,000	5,833,580

Auto Parts & Equipment—0.5%
HydroGen Corporation LLC * (1)	253,722	1,192,493

Biotechnology—4.1%
Cell Genesys, Inc. *	229,000	961,800
Combinatorx, Inc. *	152,000	1,062,480
Human Genome Sciences, Inc. *	179,800	1,909,476
Incyte Corporation *	355,000	2,339,450
Iomai Corporation *	244,000	1,195,600
Isis Pharmaceuticals, Inc. *	100,000	927,000
Zymogenetics, Inc. *	63,000	980,280

		9,376,086

Broadcasting & Cable TV—1.5%
Salem Communications Corporation	195,000	2,437,500
WorldSpace, Inc. *	290,000	1,038,200

		3,475,700

Coal & Consumable Fuels—3.4%
Evergreen Energy, Inc. *	1,206,000	7,923,420

Communications Equipment—8.2%
ADC Telecommunications, Inc. *	233,000	3,900,420
Finisar Corporation *	2,145,000	7,507,500
PC-Tel, Inc. *	349,400	3,553,398
Symmetricom, Inc. *	475,000	3,942,500

		18,903,818

Computer Storage & Peripherals—1.1%
Novatel Wireless, Inc. *	157,300	2,523,092

Construction & Engineering—4.6%
Insituform Technologies, Inc. *	192,000	3,991,680
Shaw Group, Inc. *	213,400	6,673,018

		10,664,698

Consumer Finance—1.6%
First Marblehead Corporation	84,000	3,770,760

Data Processing & Outsourced Services—1.1%
Euronet Worldwide, Inc. *	94,700	2,543,642

Diversified Commercial & Professional Services—1.5%
Navigant Consulting, Inc. *	180,000	3,556,800

Electrical Components & Equipment—7.0%
Millennium Cell, Inc. *	141,500	137,255
Power-One, Inc. *	1,379,800	7,892,456
Roper Industries, Inc.	108,700	5,965,456
UQM Technologies, Inc. *	525,216	2,179,647

		16,174,814

Electronic Equipment Manufacturers—3.1%
Aeroflex, Inc. *	240,000	3,156,000
Cogent, Inc. *	185,750	2,498,338
Flir Systems, Inc. * (2)	40,000	1,426,800

		7,081,138

Electronic Manufacturing Services -2.1%
Maxwell Technologies, Inc. *	396,000	4,957,920

Exchange Traded Funds—1.7%
iShares Russell 2000 Growth Index Fund	25,000	2,014,000
iShares S&P MidCap 400 Growth Index Fund	23,000	1,934,990

		3,948,990

Health Care Equipment—0.9%
Orthovita, Inc. *	375,000	1,095,000
Strategic Diagnostics, Inc. *	206,300	1,056,256

		2,151,256

Health Care Facilities—2.4%
United Surgical Partners International, Inc. *	138,000	4,251,780
US Physical Therapy, Inc. *	97,000	1,350,240

		5,602,020

Health Care Services—2.2%
Hythiam, Inc. *	126,800	862,240
Providence Service Corporation *	180,000	4,269,600

		5,131,840

Health Care Supplies—0.6%
Regeneration Technologies, Inc. *	180,000	1,305,000

Heavy Electrical Equipment—0.7%
Plug Power, Inc. *	504,000	1,592,640

Homefurnishing Retail—0.3%
Kirkland’s, Inc. * (1)	116,725	580,123

Industrial Machinery—1.2%
Basin Water, Inc. *	260,500	1,789,635
Tennant Company	34,200	1,076,958

		2,866,593

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Mid Cap Growth Fund
March 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
IT Consulting & Other Services—0.6%
Keane, Inc. *	98,700	$1,340,346

Marine Ports & Services—0.0%
Aegean Marine Petroleum Network, Inc.	3,700	62,308

Metal & Glass Containers—5.0%
Pactiv Corporation *	340,000	11,471,600

Oil & Gas Drilling—5.6%
Diamond Offshore Drilling, Inc.	34,500	2,792,775
ENSCO International, Inc.	82,300	4,477,120
Helmerich & Payne, Inc.	187,000	5,673,580

		12,943,475

Oil & Gas Equipment & Services—1.2%
BJ Services Company	80,000	2,232,000
Superior Energy Services, Inc. *	15,700	541,179

		2,773,179

Oil & Gas Refining & Marketing—4.0%
Nova Biosource Fuels, Inc. *	416,100	1,144,275
Rentech, Inc. *	2,300,000	7,222,000
Syntroleum Corporation *	320,000	998,400

		9,364,675

Oil & Gas Storage & Transportation—2.3%
Williams Companies, Inc.	190,000	5,407,400

Packaged Foods & Meats—2.0%
Hormel Foods Corporation	126,000	4,685,940

Pharmaceuticals—0.1%
Artes Medical, Inc. *	26,700	213,066

Publishing—0.7%
Dow Jones & Company, Inc.	46,000	1,585,620

Railroads—2.2%
Kansas City Southern *	141,000	5,016,780

Regional Banks—1.0%
Boston Private Financial Holdings, Inc.	80,000	2,233,600

Semiconductor Equipment—0.0%
Semitool, Inc. *	5,450	70,850

Semiconductors—7.6%
Applied Micro Circuits Corporation *	1,100,000	4,015,000
IXYS Corporation *	790,000	8,081,700
Mindspeed Technologies, Inc. *	1,516,700	3,291,239
Netlogic Microsystems, Inc. *	40,000	1,064,800
QuickLogic Corporation *	401,900	1,129,339

		17,582,078

Systems Software—2.2%
Progress Software Corporation *	90,000	2,808,000
Sybase, Inc. *	91,950	2,324,496

		5,132,496

Thrifts & Mortgage Finance—2.0%
Clayton Holdings, Inc. *	307,500	4,717,050

Trading Companies & Distributors—1.4%
MSC Industrial Direct Company, Inc.	67,300	3,141,564

TOTAL COMMON STOCK (Cost $180,867,165)		$216,480,359

PREFERRED STOCK—0.1%
Environmental & Facilities Services—0.1%
ThermoEnergy Corporation PIPE * (1)(3)(4)	745,000	223,500

TOTAL PREFERRED STOCK (Cost $702,947)		$223,500

Warrants—0.2%
Hollis-Eden Pharmaceuticals, Inc. $ 15.45, 6/19/2007	8,143
Lime Energy Company $ 1.00, 3/19/2009	20,767	8,790
Nova Biosource Fuels, Inc. $ 2.40, 7/5/2011	208,050	395,042
Orthovita, Inc. $ 4.00, 6/26/2008	75,000	12,391
Syntroleum Corporation $ 7.60, 5/26/2008	14,100	9,306
ThermoEnergy Corporation $ 0.75, 7/14/2008 (1)(3)	745,000	61,909

		487,438

TOTAL WARRANTS (Cost $849,026)		$487,438

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—2.1%
Financial Companies—Diversified—0.6%
Amsterdam Funding Corporation 5.28%, 4/10/2007	1,300,000	1,298,284

Financial Companies—Miscellaneous Receivables—0.7%
Fairway Finance Corporation 5.30%, 4/13/2007	1,600,000	1,597,173

Financial Companies—Trade Receivables—0.8%
Sheffield Receivables Corporation 5.29%, 4/12/2007	1,800,000	1,797,091

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $4,692,548)		$4,692,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Mid Cap Growth Fund
March 31, 2007 (Unaudited) - continued

	Principal Amount	Value
COMMERCIAL PAPER—3.7%
Banking—1.0%
UBS Finance (DE) LLC
5.25%, 4/5/2007	1,300,000	$1,299,241
5.25%, 4/16/2007	1,100,000	1,097,594

		2,396,835

Brokerage—1.6%
Goldman Sachs Group, Inc.
5.27%, 4/3/2007	1,600,000	1,599,532
5.26%, 4/9/2007	1,000,000	998,831
Merrill Lynch & Company, Inc.
5.25%, 4/2/2007	1,000,000	999,854

		3,598,217

Captive—0.6%
HSBC Finance Corporation
5.30%, 4/11/2007	1,400,000	1,397,939

Pharmaceuticals—0.5%
Abbott Laboratories
5.24%, 4/4/2007	1,200,000	1,199,476

TOTAL COMMERCIAL PAPER (Cost $8,592, 467)		$8,592,467

REPURCHASE AGREEMENT—0.1%
United Missouri Bank, 4.89%, dated 3/30/07, matures 4/02/07; repurchase amount $273,111 (Collateralized by GNMA, 3.50%, 5/20/26 with a value of $278,460)	$273,000	$273,000

TOTAL REPURCHASE AGREEMENT (Cost $273,000)		$273,000

Total Investments (Security Mid Cap Growth Fund) (Cost $195,977,153) -99.7%		$230,749,312
Other Assets in Excess of Liabilities—0.3%		753.547

TOTAL NET ASSETS—100.0%		$231,502,859

Footnotes

Percentages are stated as a percent of net assets. For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $196,555,943.

*	-Non-income producing security
1	-Security is deemed illiquid. See Note 9 in notes to financial statements.
2	-Security is segregated as collateral for open written option contracts.
3	-Security is restricted from resale. See Note 7 in notes to financial statements.
4	-PIPE (Private Investment in Public Equity)—Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

See notes to financial statements.

The accompanying notes are an integral part of the financial statements.

Security
Performance Summary	Mid Cap Growth Fund
March 31, 2007	(unaudited)

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments, at value[1]	$230,749,312
Cash	322
Receivables:
Fund shares sold	198,943
Securities sold	1,012,275
Dividends	28,250
Prepaid expenses	60,480

Total assets	232,049,582

Liabilities:
Payable for:
Fund shares redeemed	194,396
Written options, at value (premiums received, $ 75,450)	50,000
Management fees	145,582
Custodian fees	2,737
Transfer agent/maintenance fees	25,776
Administration fees	19,040
Professional fees	15,981
12b-1 distribution plan fees	70,132
Directors’ fees	7,774
Other	15,305

Total liabilities	546,723

Net Assets	$231,502,859

Net assets consist of:
Paid in capital	$193,197,269
Accumulated net investment loss	(1,068,240)
Undistributed net realized gain on sale of investments and options written	4,576,222
Net unrealized appreciation in value of investments and options written	34,797,608

Net assets	$231,502,859

Class A:
Capital shares outstanding (unlimited number of shares authorized)	17,493,800
Net assets	$197,824,159
Net asset value and redemption price per share	$11.31

Maximum offering price per share (net asset value divided by 94.25%)	$12.00

Class B:
Capital shares outstanding (unlimited number of shares authorized)	2,102,346
Net assets	$19,511,711
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$9.28

Class C:
Capital shares outstanding (unlimited number of shares authorized)	1,372,009
Net assets	$14,166,989
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$10.33

[1]Investments, at cost	$195,977,153

Statement of Operations

For the Six Months Ended March 31, 2007

Investment Income:
Dividends	$429,872
Interest	297,518

Total investment income	727,390

Expenses:
Management fees	887,083
Custodian fees	10,153
Transfer agent/maintenance fees	270,025
Administration fees	113,549
Directors’ fees	7,427
Professional fees	13,794
Reports to shareholders	13,922
Registration fees	28,225
Other expenses	17,991
12b-1 distribution plan fees—Class A	249,741
12b-1 distribution plan fees—Class B	107,174
12b-1 distribution plan fees—Class C	76,640

Total expenses	1,795,724
Less: Earnings credits	(94)

Net expenses	1,795,630

Net investment loss	(1,068,240)

Net Realized and Unrealized Gain:
Net realized gain during the period on:
Investments	7,392,163
Options written	51,158

Net realized gain	7,443,321

Net unrealized appreciation during the period on:
Investments	2,230,111
Options written	229,785

Net unrealized appreciation	2,459,896

Net realized and unrealized gain	9,903,217

Net increase in net assets resulting from operations	$8,834,977

The accompanying notes are an integral part of the financial statements.

Security
Statement of Changes in Net Assets	Mid Cap Growth Fund

	Six Months Ended March 31, 2007 (unaudited)	Year Ended September 30, 2006
Increase (decrease) in net assets from operations:
Net investment loss	$(1,068,240)	$(2,484,452)
Net realized gain during the period on investments and options written	7,443,321	31,881,628
Net unrealized appreciation (depreciation) during the period on investments and options written	2,459,896	(24,964,195)

Net increase in net assets resulting from operations	8,834,977	4,432,981

Distributions to shareholders from:
Net realized gain
Class A	(19,775,292)	(13,404,927)
Class B	(2,496,080)	(2,137,907)
Class C	(1,608,868)	(1,288,551)

Total distributions to shareholders	(23,880,240)	(16,831,385)

Capital share transactions:
Proceeds from sale of shares
Class A	35,438,031	64,440,077
Class B	686,128	3,192,315
Class C	1,081,752	3,755,889
Distributions reinvested
Class A	19,132,877	12,899,625
Class B	2,453,633	2,106,540
Class C	1,496,764	1,195,749
Cost of shares redeemed
Class A	(36,664,459)	(58,969,056)
Class B	(3,905,344)	(8,845,377)
Class C	(2,845,495)	(4,824,246)

Net increase from capital share transactions	16,873,887	14,951,516

Net increase in net assets	1,828,624	2,553,112

Net assets:
Beginning of period	229,674,235	227,121,123

End of period	$231,502,859	$229,674,235

Accumulated net investment loss at end of period	$(1,068,240)	$—

Capital Share Activity:
Shares sold
Class A	2,941,068	5,111,243
Class B	70,000	297,700
Class C	100,272	323,232
Shares reinvested
Class A	1,702,213	1,075,865
Class B	265,258	207,746
Class C	145,458	107,242
Shares redeemed
Class A	(3,117,879)	(4,738,606)
Class B	(408,475)	(827,165)
Class C	(267,288)	(415,740)

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Growth Fund

Class A	Six Months Ended March 31, 2007[h]	2006	2005	2004[e]	2003	Year Ended, September 30, 2002[d]
Per Share Data
Net asset value, beginning of period	$12.03	$12.65	$11.02	$10.84	$7.03	$8.48

Income (loss) from investment operations:
Net investment loss[b]	(0.05)	(0.12)	(0.10)	(0.13)	(0.10)	(0.09)
Net gain (loss) on securities (realized and unrealized)	0.52	0.47	2.46	0.71	3.91	(1.30)

Total from investment operations	0.47	0.35	2.36	0.58	3.81	(1.39)

Less distributions:
Distributions from realized gains	(1.19)	(0.97)	(0.73)	(0.40)	–	(0.06)

Total distributions	(1.19)	(0.97)	(0.73)	(0.40)	–	(0.06)

Net asset value, end of period	$11.31	$12.03	$12.65	$11.02	$10.84	$7.03

Total Return[a]	3.94%	2.81%	21.76%	5.23%	54.20%	(16.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$197,824	$192,159	$183,676	$149,715	$134,208	$90,948

Ratios to average net assets:
Net investment loss	(0.79%)	(0.93%)	(0.85%)	(1.11%)	(1.14%)	(0.92%)
Total expenses[f]	1.40%	1.40%	1.42%	1.41%	1.41%	1.20%
Net expenses[g]	1.40%	1.40%	1.42%	1.41%	1.41%	1.20%

Portfolio turnover rate	21%	41%	31%	50%	57%	47%

Class B	Six Months Ended March 31, 2007[h]	2006	2005	2004[e]	2003	Year Ended, September 30, 2002[d]
Per Share Data
Net asset value, beginning of period	$10.12	$10.86	$9.61	$9.57	$6.26	$7.62

Income (loss) from investment operations:
Net investment loss[b]	(0.08)	(0.18)	(0.16)	(0.19)	(0.15)	(0.16)
Net gain (loss) on securities (realized and unrealized)	0.43	0.41	2.14	0.63	3.46	(1.14)

Total from investment operations	0.35	0.23	1.98	0.44	3.31	(1.30)

Less distributions:
Distributions from realized gains	(1.19)	(0.97)	(0.73)	(0.40)	–	(0.06)

Total distributions	(1.19)	(0.97)	(0.73)	(0.40)	–	(0.06)

Net asset value, end of period	$9.28	$10.12	$10.86	$9.61	$9.57	$6.26

Total Return[a]	3.46%	2.12%	20.95%	4.44%	52.88%	(17.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,512	$22,010	$27,115	$26,578	$26,459	$17,502

Ratios to average net assets:
Net investment loss	(1.54%)	(1.68%)	(1.61%)	(1.86%)	(1.89%)	(1.84%)
Total expenses[f]	2.15%	2.15%	2.17%	2.16%	2.16%	2.11%
Net expenses[g]	2.15%	2.15%	2.17%	2.16%	2.16%	2.11%

Portfolio turnover rate	21%	41%	31%	50%	57%	47%

The accompanying notes are an integral part of the financial statements.

Financial Highlights	Security
Selected data for each share of capital stock outstanding throughout each period	Mid Cap Growth Fund

Class C	Six Months Ended March 31, 2007[h]	2006	2005	2004[e]	2003	Year Ended, September 30, 2002[c,d]
Per Share Data
Net asset value, beginning of period	$11.13	$11.84	$10.43	$10.34	$6.76	$8.22

Income (loss) from investment operations:
Net investment loss[b]	(0.08)	(0.19)	(0.18)	(0.21)	(0.16)	(0.16)
Net gain (loss) on securities (realized and unrealized)	0.47	0.45	2.32	0.70	3.74	(1.24)

Total from investment operations	0.39	0.26	2.14	0.49	3.58	(1.40)

Less distributions:
Distributions from realized gains	(1.19)	(0.97)	(0.73)	(0.40)	–	(0.06)

Total distributions	(1.19)	(0.97)	(0.73)	(0.40)	–	(0.06)

Net asset value, end of period	$10.33	$11.13	$11.84	$10.43	$10.34	$6.76

Total Return[a]	3.51%	2.20%	20.83%	4.59%	52.96%	(17.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,167	$15,505	$16,330	$14,759	$11,279	$5,883

Ratios to average net assets:
Net investment loss	(1.54%)	(1.68%)	(1.60%)	(1.86%)	(1.89%)	(1.85%)
Total expenses[f]	2.15%	2.15%	2.17%	2.16%	2.16%	2.12%
Net expenses[g]	2.15%	2.15%	2.17%	2.16%	2.16%	2.12%

Portfolio turnover rate	21%	41%	31%	50%	57%	47%

[a]	Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
[b]	Net investment loss was computed using average shares outstanding throughout the period.
[c]	The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.
[d]	Effective May 1, 2002 the fee structure for Security Mid Cap Growth Fund changed. Per share information reflects this change.
[e]

The financial highlights for the Mid Cap Growth Fund exclude the historical financial highlights of the Technology Series Class A, B and C shares. The assets of the Technology Series were acquired by the Mid Cap Growth Fund on October 3, 2003.

[f]	Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager and custodian earnings credits, as applicable.
[g]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.
[h]	Unaudited figures for the six months ended March 31, 2007. Percentage amounts, except total return, have been annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

March 31, 2007

(unaudited)

1. Significant Accounting Policies

Security Large Cap Value, Equity and Mid Cap Growth Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Funds offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each class. Class “A” shares are generally sold with a sales charge at the time of purchase. Class “A” shares are not subject to a sales charge when they are redeemed, except that purchases of Class “A” shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class “B” shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class “A” shares after eight years. Redemptions of Class “B” shares within five years of acquisition incur a contingent deferred sales charge. Class “C” shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class “C” shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation – Valuations of the Funds’ or Series’ securities are supplied by pricing services approved by the Board of Directors. The Funds’ officers, under the general super vision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds or Series that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds or Series will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds’ or Series’ investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund’s or Series’ portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund or Series NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds or Series generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by Interactive Data Corporation’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds or Series. Foreign investments may also subject the Series/Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

B. Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ or Series’ policy that their custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Currency Transactions – The accounting records of the Funds or Series are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Notes to Financial Statements

March 31, 2007

(unaudited)

The Funds or Series do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

D. Forward Foreign Currency Exchange Contracts – Global Series of the Security Equity Fund may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

E. Futures – The Funds or Series may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Funds or Series, as applicable, may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds or Series, as applicable, may pay from its cash balances and reduce its futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds or Series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Funds or Series. The Funds or Series realize a gain or loss when the contract is closed or expires.

F. Options Purchased and Wrtten – The Funds or Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the Funds’ or Series’ portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund or Series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

G. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund or Series is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities. Each class of shares participates in investment income fund-level expenses and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund or Series.

H. Expenses – Expenses that are directly related to one of the Funds or Series are charged directly to that Fund or Series. Other operating expenses are allocated to the Funds or Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund or Series are allocated to each respective class in proportion to the relative net assets of each class.

I. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

J. Taxes – The Fund or Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Notes to Financial Statements

March 31, 2007

(unaudited)

K. Earnings Credits – Under the fee schedule with the custodian, the Funds or Series earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

L. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M. Securities Sold Short – Certain Funds or Series may make short sales “against the box,” in which the Fund or Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ or Series’ net assets be in deposits on short sales against the box. If a Fund or Series makes a short sale, the Fund or Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund or Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund or Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund or Series is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds or Series may make short sales that are not “against the box,” which create opportunities to increase the Fund’s or Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund or Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund or Series are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund or Series are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

N. Indemnifications – Under the Funds’ or Series’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds or Series. In addition, in the normal course of business, the Funds or Series enter into contracts that provide general indemnification to other parties. The Funds’ or Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds or Series that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

O. Recent Accounting Pronouncements – On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implication of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Funds are currently evaluating the impact of FAS 157.

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to Security Management Company, LLC (SMC) based on the following annual rates as of March 31, 2007:

Management Fees (as a % of net assets)
Security Equity Fund:
Alpha Opportunity Series*	1.86%[1]
Equity Series	0.75%
Global Series	1.00%
Mid Cap Value Series	0.80%[2]
Select 25 Series	0.75%
Small Cap Growth Series	1.00%
Security Large Cap Value Fund	0.65%
Security Mid Cap Growth Fund	0.75%

*	Alpha Opportunity Series’ management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.

Notes to Financial Statements

March 31, 2007

(unaudited)

1SMC receives a management fee from the Alpha Opportunity Series that consists of two components. The first component is an annual base fee equal to 2.00% of Alpha Opportunity Series average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending on how Alpha Opportunity Series (calculated by reference to its Class A shares) performed relative to the S&P 500 Index over the prior 12-month period (the “Measuring Period”). SMC will receive the base fee of 2.00% without adjustment if the performance of Alpha Opportunity Series (calculated by reference to its Class A shares) matches the performance of the S&P 500 Index. The maximum base fee adjustment at each calculation period is 0.75% up or down in the event that Alpha Opportunity Series outperforms or underperforms the S&P 500 Index by 15% or more. SMC calculates the base fee adjustment each month based upon Alpha Opportunity Series’ performance relative to the S&P 500 Index during the Measuring Period ending on the last day of the month. If Alpha Opportunity Series outperforms the S&P 500 Index over the Measuring Period, the base fee is adjusted upward. The upward adjustment is equal to the amount by which Alpha Opportunity Series’ performance exceeds that of the S&P 500 Index divided by 15 and multiplied by the average daily net assets of Alpha Opportunity Series during the Measuring Period to determine the base fee adjustment for the month. If Alpha Opportunity Series underperforms the Index, the base fee is adjusted downward on the same basis. SMC will determine the dollar amount of any performance adjustment each month by multiplying the adjustment percentage by the average daily net assets of the Alpha Opportunity Series during the Measuring Period and dividing that number by the number of days in the Measuring Period and then multiplying that amount by the number of days in the current month.

2Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Mid Cap Value Series in excess of $200 million.

SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund or Series. For these services, the Investment Manager receives the following:

Administrative Fees (as a % of net assets)
Security Equity Fund:
Alpha Opportunity Series	0.15%
Equity Series	0.095%
Global Series	0.05% + greater of 0.10% or $ 60,000
Mid Cap Value Series	0.095%
Select 25 Series	0.095%
Small Cap Growth Series	0.095%
Security Large Cap Value Fund	0.095%
Security Mid Cap Growth Fund	0.095%
Minimum charge per Series or Fund	$25,000
Certain out-of-pocket charges	Varies

SMC is paid the following for providing transfer agent services to the Funds:

Annual per account charge	$5.00 - $8.00
Transaction fee	$0.60 -$1.10
Annual minimum charge (per Series or Fund)	$25,000
Certain out-of-pocket charges	Varies

Effective January 1, 2007, the investment advisory contract for Security Large Cap Value Fund provides that the total expenses be limited to 1.25% of average net assets for Class A shares and 2.00% of average net assets for both Class B and Class C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for the Select 25 Series provides that the total expenses be limited to 1.35% of average net assets for Class A shares and 2.10% of average net assets for both Class B and C shares, exclusive of interest, taxes, extraordinary expenses and brokerage fees and commissions. Effective January 1, 2007, the investment advisory contract for the Alpha Opportunity Series provides that the total other expenses be limited to 0.50% of average net assets for each class of shares, exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions, 12b-1 fees and dividends on short sales. These contracts are in effect through December 31, 2008. SMC has agreed to limit the total expenses for each class of the Mid Cap Value Series and the Small Cap Growth Series to 2.00% of average net assets, exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12-1 fees for the aforementioned Series. The expense limits are voluntary and may be terminated at any time without notice to shareholders.

The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rules 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund’s or Series’ Class B and Class C shares, and 0.25% of the average daily net assets of each Fund’s or Series’ Class A shares. The distribution plan fees are paid to Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the national distributor of the Funds or Series. Effective August 25, 2005, Global Series ceased charging 12b-1 fees on Class B shares in accordance with the NASD sales cap regulations. This fee may be reinstated at any time.

SDI retained net under writing commissions on sales of shares after allowances to brokers and dealers as follows:

SDI Underwriting Commissions
Security Equity Fund:
Alpha Opportunity Series	$8,173
Equity Series	1,671
Global Series	77,562
Mid Cap Value Series	197,859
Select 25 Series	6,541
Security Large Cap Value Fund	16,339
Security Mid Cap Growth Fund	20,167

Notes to Financial Statements

March 31, 2007

(unaudited)

Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation and its affiliates, which include SMC and SDI.

At March 31, 2007, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds or Series, as follows:

Fund or Series	Percent of outstanding shares owned
Security Equity Fund:
Alpha Opportunity Series	42.23%
Equity Series	14.17%
Global Series	8.35%
Select 25 Series	17.82%
Small Cap Growth Series	15.27%
Security Large Cap Value Fund	19.90%
Security Mid Cap Growth Fund	5.95%

3. Unrealized Appreciation/Depreciation

For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2007, were as follows:

	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Security Equity Fund:
Alpha Opportunity Series	$125,791	$(141,025)	$(15,234)
Equity Series	92,684,605	(16,989,566)	75,695,039
Global Series	48,168,626	(2,281,784)	45,886,842
Mid Cap Value Series	224,015,524	(33,343,744)	190,671,780
Select 25 Series	5,688,445	(2,049,063)	3,639,382
Small Cap Growth Series	7,949,731	(989,935)	6,959,796
Security Large Cap
Value Fund	15,825,829	(460,775)	15,365,054
Security Mid Cap
Growth Fund	48,033,980	(13,840,611)	34,193,369

4. Investment Transactions

Investment transactions for the six months ended March 31, 2007, (excluding overnight investments and short-term commercial paper) were as follows:

	Purchases	Proceeds from Sales
Security Equity Fund:
Alpha Opportunity Series	$115,521,611	$119,243,832
Equity Series	51,786,472	80,755,641
Global Series	25,998,129	16,800,526
Mid Cap Value Series	159,315,088	148,395,213
Select 25 Series	8,363,029	14,301,071
Small Cap Growth Series	43,911,659	50,869,266
Security Large Cap Value Fund	10,603,156	7,451,391
Security Mid Cap Growth Fund	23,840,995	35,538,245

5. Open Futures Contracts

Open futures contracts for Alpha Opportunity Series as of March 31, 2007, were as follows:

Alpha Opportunity Series S&P 500 Index Futures
Position	Long
Number of Contracts	39
Expiration Date	6-15-2007
Contract Amount	$13,642,878
Market Value	$13,954,200
Unrealized Gain	$311,322

6. Options Written

Information as to options written by the Fund or Series during the six months ended March 31, 2007 and options outstanding at March 31, 2007 is provided below:

Equity Series Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	1,968	$320,690
Opened	4,315	429,562
Expired	(1,086)	(176,253)
Exercised	(5,197)	(573,999)

Balance at March 31, 2007	—	$—

Equity Series Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	980	$142,320
Opened	1,428	374,805
Expired	(2,408)	(517,125)

Balance at March 31, 2007	—	$—

Mid Cap Value Series Call Options Written Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
USEC, Inc.	04-20-07	$15.00	428	$57,780
	07-20-07	15.00	3,340	718,100
United Rentals, Inc.	04-20-07	30.00	589	5,890

Total call options outstanding (premiums received, $ 610,913)			4,357	$781,770

Mid Cap Value Series Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	6,254	$1,118,959
Opened	8,869	1,494,691
Bought Back	(260)	(18,979)
Expired	(2,289)	(537,638)
Exercised	(8,217)	(1,446,120)

Balance at March 31, 2007	4,357	$610,913

Notes to Financial Statements

March 31, 2007

(unaudited)

Mid Cap Value Series Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	1,200	$129,596
Opened	1,125	165,854
Expired	(2,325)	(295,450)

Balance at March 31, 2007	—	$—

Select 25 Series Call Options Written Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Williams Companies, Inc.	04-20-07	$27.50	208	$24,960

Total call options outstanding (premiums received, $ 27,218)			208	$24,960

Select 25 Series Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	237	$41,934
Opened	575	67,077
Expired	(162)	(30,497)
Exercised	(442)	(51,296)

Balance at March 31, 2007	208	$27,218

Select 25 Series Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	—	$—
Opened	144	47,154
Expired	(144)	(47,154)

Balance at March 31, 2007	—	$—

Security Large Cap Value Fund Put Options Written Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
McDermott International, Inc.	04-20-07	$45.00	48	$720

Total put options outstanding (premiums received, $ 7,648)			48	$720

Security Large Cap Value Fund Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	518	$67,841
Opened	789	85,964
Expired	(369)	(43,708)
Exercised	(938)	(110,097)

Balance at March 31, 2007	—	$—

Security Large Cap Value Fund Put Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	—	$—
Opened	332	82,324
Expired	(284)	(74,676)

Balance at March 31, 2007	48	$7,648

Security Mid Cap Growth Fund Call Options Written Outstanding

Common Stock	Expiration Date	Exercise Price	Number of Contracts	Market Value
Flir Systems, Inc.	04-20-07	$35.00	400	$50,000

Total call options outstanding (premiums received, $75,450)			400	$50,000

Security Mid Cap Growth Fund Call Options Written

	Number of Contracts	Premium Amount
Balance at September 30, 2006	1,313	$258,245
Opened	1,661	216,136
Bought Back	(589)	(42,996)
Expired	(672)	(97,690)
Exercised	(1,313)	(258,245)

Balance at March 31, 2007	400	$75,450

Notes to Financial Statements

March 31, 2007

(unaudited)

7. Restricted Securities

As of March 31, 2007, the following Funds or Series contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

	Number of Shares	Price Per Share	Market Value	Cost	% of Net Assets	Acquisition Dates
Security Equity Fund:
Mid Cap Value Series
ThermoEnergy Corporation PIPE	1,745,000	$0.30	$523,500	$1,646,500	0.1%	7-14-05
ThermoEnergy Corporation Warrant	1,745,000	0,0831	145,010	447,500	0.0%	7-14-05

Security Mid Cap Growth Fund:
ThermoEnergy Corporation PIPE	745,000	0.30	223,500	702,947	0.1%	7-14-05
ThermoEnergy Corporation Warrant	745,000	0.0831	61,910	191,03	0.0%	7-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase, and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and difference could be material.

8. Fair Valued Securities

As of March 31, 2007, the following Fund contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	Market Value % of Net Assets
Security Large Cap Value Fund	$—	$125,000	0.0%

9. Illiquid Securities

As of March 31, 2007, the following Funds or Series contained securities that were considered illiquid. Market value, cost and percentage of total net assets are as follows:

	Market Value	Cost	Market Value % of Net Assets
Security Equity Fund:
Mid Cap Value Series	$45,991,659	$60,617,574	4.7%
Select 25 Series	124	190	0.0%
Security Large Cap Value Fund	—	125,000	0.0%
Security Mid Cap Growth Fund	2,058,025	3,127,450	0.9%

10. Federal tax matters

The tax character of distributions paid during the fiscal year ended September 30, 2006, was the same as that reported in the Statement of Changes in Net Assets, except as follows:

2006	Ordinary Income	Capital Gain	Total
Security Equity Fund:
Alpha Opportunity Series	$1,674,911	$303,639	$1,978,550

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements

March 31, 2007

(unaudited)

As of September 30, 2006 the components of distributable earnings on a tax basis were:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/(Deficit)
Security Equity Fund:
Alpha Opportunity Series	$1,969,025	$368,755	$—	$(595,621)	$1,742,159
Equity Series	5,800,679	27,173,244	—	73,630,213	106,604,136
Global Series	68,515	22,807,551	(5,914,060)	36,061,930	53,023,936
Mid Cap Value Series	11,335,111	34,143,040	—	156,809,792	202,287,943
Select 25 Series	—	—	(17,302,526)	7,949,223	(9,353,303)
Small Cap Growth Series	—	—	(2,060,375)	5,293,696	3,233,321
Security Large Cap Value Fund	21,221	—	(5,372,764)	9,733,065	4,381,522
Security Mid Cap Growth Fund	1,579,334	22,297,681	(2,285,084)	31,758,922	53,350,853

*	Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes.
**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.

As of September 30, 2006, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October losses that are deferred to the first day of the next fiscal year are as follows:

	Capital Loss Carryovers Utilized in 2006	Capital Loss Carryovers	Expires In	Deferred Post- October Losses
Security Equity Fund:
Global Series	$—	$651,525	2009	$4,353,895
	442,978	908,640	2010
	96,592	—	2011
	2,397,360	—	2012

	$2,936,930	$1,560,165

Select 25 Series*	$263,458	$1,867,435	2008	$—
	—	3,495,954	2009
	—	6,080,559	2010
	—	5,819,939	2011
	—	38,639	2012

	$263,458	$17,302,526		$—

Small Cap Growth Series	$1,865,093	$2,060,375	2010	$—

Security Large Cap Value Fund	$2,409,607	$5,372,764	2011	$—

Security Mid Cap Growth Fund	$567,035	$1,701,105	2009	$—
	—	567,035	2010
	—	16,944	2011

	$567,035	$2,285,084		$—

*	The Security Equity Fund - Select 25 Series obtained approximately $1,236,753, $3,140,789 and $1,728,838 of capital losses (included above) from its merger with Security Equity Fund - Social Awareness Series, Enhanced Index Series and Large Cap Growth Series, respectively, on June 16, 2006 (see Note 12), which may be applied against realized net taxable capital gains in future years or until September 30, 2012, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Notes to Financial Statements

March 31, 2007

(unaudited)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the “mark-to-market” of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

11. Affiliated Transactions*

Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Series of the Security Equity Fund as of March 31, 2007 amounted to $29,707,780 which represents 3.04% of net assets. There were no affiliated companies held in any other Fund or Series. Transactions in the Mid Cap Value Series during the period ended March 31, 2007 in which the portfolio company is an “affiliated person” are as follows:

	Hydrogen Corporation, LLC	Merix Corporation	North Pointe Holdings Corporation	Opteum, Inc.	ThermoEnergy Corporation PIPES	ThermoEnergy Corporation Warrants
September 30, 2006
Balance
Shares	732,850	1,476,000	470,000	1,474,400	1,745,000	1,745,000
Cost	$3,536,282	$15,588,034	$5,861,235	$16,310,457	$1,646,500	$447,500
Gross Additions
Shares	102,150	—	55,000	—	—	—
Cost	$493,384	$—	$547,750	$—	$—	$—
Gross Reductions
Shares	—	—	—	—	—	—
Cost	$—	$—	$—	$—	$—	$—
March 31, 2007
Balance
Shares	835,000	1,476,000	525,000	1,474,400	1,745,000	1,745,000
Cost	$4,029,666	$15,588,034	$6,408,985	$16,310,457	$1,646,500	$447,500
Realized Gain/(Loss)	$—	$—	$—	$—	$—	$—
Investment Income	$—	$—	$—	$147,440	$—	$—

*	As a result of the Security Mid Cap Values Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

12. Acquisition of the Enhanced Index Series, Large Cap Growth Series and Social Awareness Series of Security Equity Fund

Pursuant to a plan of reorganization approved by the shareholders of the Enhanced Index Series, Large Cap Growth Series and Social Awareness Series of Security Equity Fund, Select 25 Series of Security Equity Fund acquired all of the net assets of Enhanced Index Series, Large Cap Growth Series and Social Awareness Series on June 16, 2006 which totaled $10,521,264, $9,349,430 and $15,026,332, respectively. A total of 1,113,825 shares of Enhanced Index Series, 1,516,468 shares of Large Cap Growth Series and 734,975 shares of Social Awareness Series were exchanged for 1,136,596 shares, 995,315 shares and 1,592,592 shares, respectively of Select 25 Series immediately after the closing date. This exchange qualified as a tax-free reorganization under Section 368(a)(1)(c) of the Internal Revenue Code. Enhanced Index Series’ net assets included $134,643 of unrealized appreciation and $3,166,376 of accumulated realized loss on investments. Large Cap Growth Series’ net assets included $950,756 of unrealized appreciation and $1,763,332 of accumulated realized loss on investments. Social Awareness Series’ net assets included $1,208,145 of unrealized appreciation and $2,034,274 of accumulated realized loss. The aggregate net assets of Select 25 Series immediately before the acquisition totaled $28,909,382 and following the acquisition, the combined net assets of Select 25 Series totaled $63,806,408.

Notes to Financial Statements

March 31, 2007

(unaudited)

13. Subsequent Event

At a meeting held on May 11, 2007, the Board of Directors of Security Equity Fund Global Series (“the Fund”) approved a proposed change of sub-advisers for the Fund. Under the proposed change, effective approximately August 1, 2007, the sub-adviser of the Fund will change from OppenheimerFunds, Inc. to Security Global Investors, LLC, a wholly-owned subsidiary of Security Benefit Life Insurance Company. The proposed change is contingent upon the approval of shareholders of record in the Fund as of June 1, 2007.

14. Subsequent Event

Effective May 1, 2007, Security Management Company, LLC changed its name to 6th Avenue Investment Management Company, LLC.

Director’s Disclosure

Director Approval of Investment Advisory Agreement

At an in-person meeting of the Funds’ Boards of Directors held on November 16-17, 2006, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, each Fund’s Board of Directors, including the Independent Directors, unanimously approved the continuation for a one year period of the investment advisory agreement between the Fund and Security Management Company, LLC (“SMC”), as well as each investment sub-advisory agreement applicable to the Fund. In reaching this conclusion, the Directors requested and obtained from SMC and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. Each Fund’s Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SMC and the investment sub-advisers; (2) the investment performance of the Funds, SMC and the various investment sub-advisers; (3) the costs of the services to be provided and profits to be realized by SMC and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether advisory and sub-advisory fee levels reflect these economies of scale for the benefit of Fund investors. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors’ own business judgment, to be relevant. Following its review, each Fund’s Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment subadvisory agreements based upon the following considerations, among others:

•

The nature, extent and quality of the advisory services to be provided. Each Board of Directors concluded that SMC and the investment sub-advisers retained to provide portfolio management services with respect to certain of the Funds are capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past, SMC’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by SMC, the professional qualifications and experience of SMC’s and the various sub-advisers’ portfolio managers, and SMC’s investment and management oversight processes. The Directors also determined that SMC and the sub-advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•

The investment performance of the Funds. With respect to each Fund, the Directors concluded on the basis of information supplied by Lipper and Morningstar that SMC and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods. On the basis of the Directors’ assessment of the nature, extent and quality of advisory services to be provided or procured by SMC, the Directors concluded that SMC is capable of generating a level of long-term investment performance that is appropriate in light of the Funds’ investment objectives, policies and strategies and competitive with many other investment companies.

•

The cost of advisory services provided and the level of profitability. On the basis of each Board’s review of the fees to be charged by SMC for investment advisory and related services, SMC’s financial statements, SMC’s estimated net management income resulting from its management of the funds, and the estimated profitability of SMC’s relationships with the funds, the directors concluded that the level of profitability to SMC as to each fund was not unreasonable. As to each sub-adviser, each Board took into consideration that the sub-advisory fee was negotiated on an arms-length basis by SMC with an unaffiliated party and that SMC compensates the subadviser from its own fees and, therefore, did not review estimated profitability of the subadvisers. With respect to benefits to SMC, its affiliates and the sub-advisers from their relationship with the funds, each Board considered fees charged by SMC for related services, benefits such as soft dollar usage by SMC or the sub-advisers and any intangible benefits, and concluded that the advisory fees and sub-advisory fees appropriately reflected any such benefits.

•

Whether the advisory fees reflect economies of scale. The Directors concluded that the Funds’ investment advisory fees appropriately reflect the current economic environment for SMC and the competitive nature of the mutual fund market. The Directors further determined that the Funds have yet to achieve meaningful 118 Director’s Disclosure economies of scale, which, therefore, cannot be reflected in the investment advisory fees.

•

The extent to which economies of scale will be realized as the Funds grow. While the Funds’ investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds other than Security Equity Fund Alpha Opportunity Series (whose

Director’s Disclosure

investment advisory fee varies depending on that Fund’s performance relative to its benchmark index) already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SMC’s estimated profitability at current or foreseeable asset levels). The Directors also considered that they will have the opportunity to periodically reexamine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SMC and fees payable by SMC to the investment sub-advisers, in the future.

•

Benefits (such as soft dollars) to SMC from its relationship with the Funds (and any corresponding benefits to the Funds). The Directors concluded that other benefits described by SMC and the investment sub-advisers from their relationships with the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Funds to SMC are reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Funds’ operations.

•

Other Considerations: In approving the investment advisory and sub-advisory agreements, the Directors determined that SMC has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Funds and SMC. The Directors also concluded that SMC has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to several of the Funds to the benefit of Fund shareholders.

Directors and Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

Directors

Name (Date of Birth) Year Elected***	Principal Occupation(s) During Past 5 Years
Donald A. Chubb, Jr.**	Business broker, Griffith & Blair Realtors
(12-14-46)	Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**	Chairman, CEO, Secretary & Director, The Martin Tractor Company, Inc.;
(05-11-39)	Director - Stormont-Vail Corporation
2004	Director - Concerned Citizens for Topeka
Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**	President, Washburn University
(09-20-46)	President, J&J Bonanza
2005

Penny A. Lumpkin**	Partner, Vivians’ Gift Shop (Corporate Retail)
(08-20-39)	Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development)
1993	Vice President, PLB (Real Estate Equipment Leasing)
Vice President, Town Crier (Retail)
Prior to 1999:
Vice President & Treasurer, Palmer News, Inc.
Vice President, M/S News, Inc.
Secretary, Kansas City Periodicals
Prior to 2002:
Vice President, Bellaire Shopping Center (Managing and Leasing)
Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**	President & Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)	Director - VHA Mid-America
1998	Director - Go Topeka

Michael G. Odlum*	President & Managing Member Representative, Security Management Company, LLC
(01-12-52)	Senior Vice President and Chief Investment Officer, Security Benefit Corporation and
2006 (Acting Chairman	Security Benefit Life Insurance Company
of the Board)	Director, Security Distributors, Inc.
2004 (President)	Director, Vice President and Chief Investment Officer, First Security Benefit Life Insurance and
2004 (Director)	Annuity Company of New York

*	This director is deemed to be an “interested person” of the Funds under the Investment Company Act of 1940, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
**	These directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.
***	Each director oversees 28 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

Directors and Officers (unaudited) (continued)

Officers

Name (Date of Birth) Title - Year Elected*	Principal Occupation(s) During Past 5 Years
Steven M. Bowser	Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(02-11-60)	Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 2003

Christina Fletcher	Vice President & Portfolio Manager, Security Management Company, LLC
(07-25-72)	Credit Analyst/Portfolio Manager, Horizon Cash Management
Vice President - 2005	Senior Money Market Trader, Scudder Investments

Brenda M. Harwood	Assistant Vice President, Chief Compliance Officer & Treasurer, Security Management Company, LLC;
(11-03-63)	Assistant Vice President, Security Benefit Life Insurance Company
Chief Compliance Officer - 2004	Vice President, Assistant Treasurer & Director, Security Distributors, Inc.
Treasurer - 1988

Richard J. King	Vice President & Head of Fixed Income Asset Management, Security Management Company, LLC;
(03-59)	Vice President & Head of Fixed Income Asset Management, Security Benefit Life Insurance Company
Vice President - 2005	Partner, Head of Portfolio Management, INVESCO

Mark Lamb	Vice President, Security Management Company, LLC,
(02-03-60)	Vice President, Security Benefit Life Insurance Company
Vice President - 2003

Amy J. Lee	Secretary, Security Management Company, LLC;
(06-05-61)	Secretary, Security Distributors, Inc.
Secretary - 1987	Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Corporation &
Security Benefit Life Insurance Company; Director, Brecek & Young Advisors, Inc.

Mark Mitchell	Vice President & Portfolio Manager, Security Management Company, LLC
(08-24-64)	Vice President & Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 2003

Christopher Phalen	Vice President & Portfolio Manager, Security Management
(11-9-70)	Company, LLC;
Vice President - 2002	Assistant Vice President & Portfolio Manager, Security Benefit Life Insurance Company

James P. Schier	Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(12-28-57)	Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 1998

Cindy L. Shields	Vice President & Head of Equity Asset Management, Security Management Company, LLC,
(06-05-67)	Vice President & Head of Equity Asset Management, Security Benefit Life Insurance Company
Vice President - 1988

Christopher D. Swickard	Assistant Secretary, Security Management Company, LLC;
(10-09-65)	Second Vice President & Assistant General Counsel, Security Benefit Corporation &
Assistant Secretary -1996	Security Benefit Life Insurance Company; Assistant Secretary, Security Distributors, Inc.

David G. Toussaint	Vice President & Portfolio Manager, Security Management
(10-10-66)	Company, LLC;
Vice President - 2001	Assistant Vice President & Portfolio Manager, Security Benefit Life Insurance Company

Eric Welt	Vice President, Director of Portfolio Risk Analysis & Consultant Relations,
(10-31-67)	Portfolio Risk Manager, Security Management Company, LLC;
Vice President - 2006	Associate Director - Senior Due Diligence Analyst, Bear Stearns & Company

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Other Information

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1-800-888-2461.

The Security Group of Mutual Funds

Security Equity Fund

•	Alpha Opportunity Series

•	Equity Series

•	Global Series

•	Mid Cap Value Series

•	Select 25 Series

•	Small Cap Growth Series

Security Large Cap Value Fund

Security Mid Cap Growth Fund

Security Income Fund

•	Capital Preservation Series

•	Diversified Income Series

•	High Yield Series

•	Income Opportunity Series

Security Cash Fund

Security Funds Officers and Directors

Directors

Donald A. Chubb, Jr.

Harry W. Craig, Jr.

Jerry B. Farley

Penny A. Lumpkin

Michael G. Odlum

Maynard F. Oliverius

Officers

Michael G. Odlum, President

Steve M. Bowser, Vice President

Christina Fletcher, Vice President

Richard J. King, Vice President

Mark Lamb, Vice President

Mark Mitchell, Vice President

Christopher Phalen, Vice President

James P. Schier, Vice President

Cindy L. Shields, Vice President

David G. Toussaint, Vice President

Eric Welt, Vice President

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

One Security Benefit Place • Topeka, Kansas 66636-0001 • securitybenefit.com

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 10.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.	Exhibits.

(a)	(1)	Not required at this time.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ MICHAEL G. ODLUM
Michael G. Odlum, President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL G. ODLUM
Michael G. Odlum, President

Date:	May 30, 2007

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	May 30, 2007